1933 Act File No. 333-16157
                                                     1940 Act File No. 811-07925

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933........           X
                                                                        -----

Pre-Effective Amendment No.      ..............................
                            -----                                       -----

Post-Effective Amendment No.__6__                           ...__X__
                              -                                  -

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       -----

Amendment No.   7  .................................................   X
              -----                                                  -----

                                  WESMARK FUNDS

                            (Exact name of Registrant as Specified in Charter)

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                                        John W. McGonigle, Esquire,
                           Federated Investors Tower,

                       Pittsburgh, Pennsylvania 15222-3779

                                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) ___ on _________________ pursuant to paragraph (b) _ _ 60 days after filing pursuant to paragraph (a) (i) _X_ on _APRIL 30, 2000__ pursuant to paragraph (a) (i) ___ 75 days after filing pursuant to paragraph (a) (ii)

___ on _________________ pursuant to paragraph (a) (ii) of  Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                            Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.

Washington, D.C.  20037




Balanced Fund

Prospectus
April 30, 2000

WESMARK BALANCED FUND

A Portfolio of WesMark Funds

A mutual fund seeking capital appreciation and income by investing primarily in equity and debt securities.

SHARES OF THE WESMARK BALANCED FUND, LIKE SHARES OF ALL MUTUAL FUNDS, ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Fund Goal, Strategies, and Risks                             1
Performance Summary                                          2
What are the Fund's Fees and Expenses?                       3
What are the Principal Securities in Which the Fund Invests? 4
What are the Specific Risks of Investing in the Fund?        7
What do Shares Cost?                                         8
How is the Fund Sold?                                        9
How to Purchase Shares                                       9
How to Redeem and Exchange Shares                           11
Account and Share Information                               13
Who Manages the Fund?                                       13
Financial Information                                       15


April 30, 2000


FUND GOAL, STRATEGIES AND RISKS

WHAT IS THE FUND'S GOAL?

The Fund's goal (investment objective) is capital appreciation and income.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio of equity and debt securities. Under normal circumstances, the asset mix of the Fund will range between 30-70% of its total assets in common stocks and convertible securities, 30-70% in preferred stock and bonds, and 0-40% in money market instruments. In order to achieve its goal of capital appreciation and income (i.e., total return), the Fund's assets will be invested mostly in stocks. The investment adviser, WesBanco Wheeling (Adviser) will decide how the Fund's portfolio will be allocated among equity, debt, and money market securities based on economic and market conditions. However, the Fund will invest at least 25% of its assets in fixed income senior securities.

   The Fund will include stocks which pay dividends and will attempt to maintain an above average dividend yield. The Adviser may use a blend of styles of selecting stocks, i.e., stocks may be selected for either their growth characteristics or value characteristics, or both. The Fund may invest in bonds of any maturity (i.e., short, intermediate, or long term). By combining bonds and stocks with above average yield, the Fund expects to dampen market volatility, provide above average income return, and achieve long-term growth higher than the rate of inflation.

   The Fund will invest in debt securities rated at least investment grade.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
As with all mutual funds, the Fund's investments are subject to risks that could cause their value to go down. Since the Fund invests in a wide variety of securities, the Fund is subject to the risks of both stock market volatility and the risks of debt securities.

   The value of the securities in the Fund's portfolio will go up and down, and therefore the value of your Fund shares will also change. These changes could be a long-term trend or drastic, short-term movement. The Fund's portfolio will reflect changes in the prices of individual portfolio securities or general changes in security valuations. The prices of fixed-rate debt securities change in the opposite direction as interest rates. Therefore, if interest rates increase, the value of the Fund's portfolio securities, and therefore the Fund's shares, may go down. Consequently, the Fund's share price could decline and you could lose money. Other factors that may reduce the Fund's returns include defaults, an increase in the risk of defaults on portfolio securities, or early redemptions or "calls".

   The Fund's shares are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

PERFORMANCE SUMMARY

RISK/RETURN BAR CHART AND TABLE*

[Graphic]

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S TOTAL RETURNS ON A YEARLY BASIS. THE FUND'S SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON NET ASSET VALUE.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER (MARCH 31, 1999) WAS 1.62%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 8.85% (QUARTER ENDED JUNE 30, 1997). ITS LOWEST QUARTERLY RETURN WAS (4.79%) (QUARTER ENDED MARCH 31, 1994). THE FOLLOWING TABLE REPRESENTS THE FUND'S AVERAGE ANNUAL TOTAL RETURN AS OF THE YEAR ENDED DECEMBER 31, 1998.

AVERAGE ANNUAL TOTAL RETURN*

                          1 YEAR  5 YEARS 10 YEARS

Fund1                       13.49%  13.78%   12.64%
LBGCI                        9.47%   7.30%    9.33%
LBFA                         7.34%  13.87%   13.32%


1 THE START OF PERFORMANCE DATE FOR THE PREDECESSOR COMMON TRUST FUND WAS OCTOBER 31, 1961. THE TABLE SHOWS THE FUND'S TOTAL RETURNS AVERAGED OVER A PERIOD OF YEARS RELATIVE TO LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX, A BROAD-BASED MARKET INDEX COMPRISED OF APPROXIMATELY 5,000 BOND ISSUES WITH AN APPROXIMATE AVERAGE MATURITY OF NINE YEARS AND LIPPER BALANCED FUND AVERAGE
(LBFA), AN AVERAGE OF FUNDS WITH SIMILAR INVESTMENT OBJECTIVES.

PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL REWARDS.

* THE FUND IS THE SUCCESSOR TO THE PORTFOLIO OF A COMMON TRUST FUND (CTF) MANAGED BY THE ADVISER. AT THE FUND'S COMMENCEMENT OF OPERATIONS, THE CTF'S ASSETS WERE TRANSFERRED TO THE FUND IN EXCHANGE FOR FUND SHARES. THE QUOTED PERFORMANCE DATA INCLUDES PERFORMANCE FOR PERIODS BEFORE THE FUND'S REGISTRATION STATEMENT BECAME EFFECTIVE ON MARCH 24, 1998, AS ADJUSTED TO REFLECT THE FUND'S EXPENSES. THE CTF WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT") AND WAS THEREFORE NOT SUBJECT TO THE RESTRICTIONS UNDER THE 1940 ACT. IF THE CTF HAD BEEN REGISTERED UNDER THE 1940 ACT, THE PERFORMANCE MAY HAVE BEEN ADVERSELY AFFECTED.

WHAT ARE THE FUND'S FEES AND EXPENSES?


FEES AND EXPENSES




This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. SHAREHOLDER FEES FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) 4.75% Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption None
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a          None
percentage of offering price).
Redemption Fee (as a percentage of amount redeemed, if applicable)                                   None
Exchange Fee                                                                                         None

ANNUAL FUND OPERATING EXPENSES (BEFORE WAIVER)1
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee2                                                                                      0.75%
Distribution (12b-1) Fee3                                                                            0.25%
Shareholder Services Fee4                                                                            0.25%
Other Expenses                                                                                       0.49%
Total Annual Fund Operating Expenses                                                                 1.74%
1   Although not contractually obligated to do so, the adviser, shareholder services agent, and distributor waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year endedJanuary 31, 1999.

    Total Waiver of Fund Expenses                                                                    0.59%
    Total Annual Fund Operating Expenses (after waiver)                                              1.15%
2  The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.66% for the year ended January
   31, 1999.

3 The Fund did not pay or accrue the distribution (12b-1) fee during the year ended January 31, 1999. The Fund has no present intention of paying or accruing the distribution (12b-1) fee during the year ended January 31, 2000.

4 The Fund did not pay or accrue the shareholder services fee during the year ended January 31, 1999. The Fund has no present intention of paying or accruing the shareholder services fee during the year ended January 31, 2000.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses are BEFORE WAIVERS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 YEAR  3 YEARS  5 YEARS  10 YEARS
     $643     $997   $1,374    $2,429


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security when the stock is held for dividend income.

DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying shares issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts
(GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

   A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

   The following describes the types of fixed income securities in which the Fund may invest.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

   The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class.

IOS AND POS

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like floating rate securities, IOs and POs.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

   Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

   The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the issuer's ability to pay interest or principal when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

STOCK MARKET RISKS

o........The value of stocks in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

o The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

INTEREST RATE RISKS

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction (such as a repurchase agreement) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL AND PREPAYMENT RISKS

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

INVESTMENT STYLE RISKS

o Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends then value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

o Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stocks may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange shares any day the New York Stock Exchange
(NYSE) and Federal Reserve wire system are open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus applicable sales charge (public offering price).

   NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

   The required minimum initial investment for Fund shares is $1,000, unless the investment is in an Individual Retirement Account, in which case the minimum initial investment is $500. Subsequent investments must be in amounts of at least $100. These minimums may be waived for purchase by the Trust Division of WesBanco for its fiduciary or custodial accounts and WesBanco employees and membe`rs of their immediate family. The Fund may waive the initial minimum investment from time to time.

   An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Trust. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your share transactions.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.




SALES CHARGE WHEN YOU PURCHASE

                                           Sales Charge as a          Sales Charge as a
Amount of Investment                       Percentage                 Percentage of NAV
                            of Public Offering Price

Less than $50,000                          4.75%                      4.99%
$50,000 but less than $100,000             3.50%                      3.63%
$100,000 but less than $250,000            2.50%                      2.56%
$250,000 but less than $500,000            1.50%                      1.52%
$500,000 but less than $1,000,000          1.00%                      1.01%
$1,000,000 or greater                      0.00%                      0.00%


Certain investors, including trust customers of WesBanco, are not subject to the sales charge.

THE SALES CHARGE AT PURCHASE WILL BE ELIMINATED WHEN SHARES ARE PURCHASED BY:

o        trust and fiduciary accounts of WesBanco;
o        certain defined benefit/contribution plans;
o employees, directors and officers of WesBanco, Federated Investors and their affiliates, and members of their immediate families;
o        investments made after signing a Letter of Intent;
o        investments of $1,000,000 or more; and
o        exchanges between WesMark Funds

In addition, if your account was opened prior to October 1, 1999, all subsequent purchases will not be subject to the sales charge. Contact WesBanco Securities, Inc. for further information on reducing or eliminating the sales charge.


HOW IS THE FUND SOLD?

Edgewood Services, Inc. (Distributor) markets the shares described in this prospectus to customers of WesBanco Bank Wheeling and its affiliates and institutions or individuals, directly from the Fund or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these shares could pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. The Fund is not currently paying or accruing fees under the Plan.

HOW TO PURCHASE SHARES

You may purchase shares directly from the Fund by calling WesMark Funds Shareholder Services at 1-800-368-3369, through WesBanco Securities, Inc. or through an investment professional. Texas residents must purchase shares of the Fund through the Distributor at 1-888-898-0600. The Fund reserves the right to reject any request to purchase or exchange shares.

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and o Send your payment to the Fund by Federal Reserve wire or check. You will become the owner of shares and your Shares will be priced at the next calculated NAV after the Fund receives your payment. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

   An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

To purchase shares by Federal Reserve wire, contact your account officer for wiring instructions. Wire orders will only be accepted on days on which the Fund, WesBanco and the Federal Reserve Banks are open for business.

BY CHECK

Make your check payable to "WesMark Balanced Fund", note your account number on the check (for existing shareholders only), and mail it to:

   WesMark Funds Shareholder Services
   WesBanco Bank Wheeling
   One Bank Plaza

   Wheeling, WV 26003

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or the Fund).

THROUGH WESBANCO SECURITIES, INC.
Shares can be purchased through WesBanco Securities, Inc. (WSI) by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your purchase order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) to receive the next calculated NAV (plus applicable sales charge), if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of shares and receive dividends when the Fund receives your payment.

THROUGH AN INVESTMENT PROFESSIONAL

o        Establish an account with the investment professional; and
o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

THROUGH AN EXCHANGE

You may purchase shares through an exchange from another WesMark Fund. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $100.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call the Fund or your investment professional for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange shares:

o    directly from the Fund if you purchased shares directly from the Fund; or

o through an investment professional if you purchased shares through an investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange shares by calling your account officer or WesMark Funds Shareholder Services at 1-800-368-3369 once you have completed the appropriate authorization form for telephone transactions or by calling your account officer. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem or exchange shares by mailing a written request to the Fund.

   You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

   Send requests by mail to:
   WesMark Funds Shareholder Services
   WesBanco Bank Wheeling
   One Bank Plaza

   Wheeling, WV 26003 All requests must include:

o        Fund Name, account number and account registration;
o        amount to be redeemed or exchanged;
o        signatures of allshareholders exactly as registered; and

o IF EXCHANGING, the Fund Name, account number and account registration into which you are exchanging.

Call the Fund or your investment professional if you need special instructions. THROUGH WSI
Shares can be redeemed or exchanged through WSI by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your redemption or exchange order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) to receive the next calculated NAV (plus applicable sales charge), you will receive a redemption amount based on that day's NAV.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record; o your redemption will be sent to an address of record that was changed within the last 30 days; o a redemption is payable to someone other than the shareholder(s) of record; or o IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration. A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days: o to allow your purchase to clear; o during periods of market volatility; or o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange shares of the Fund into shares of another WesMark Fund. To do this, you must: o ensure that the account registrations are identical; o meet any minimum initial investment requirements; and o receive a prospectus for the fund into which you wish to exchange. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

   The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other WesMark Funds.

SYSTEMATIC WITHDRAWAL/ EXCHANGE PROGRAM

Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must be $10,000. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase shares subject to a sales charge while redeeming shares using this program.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund does not issue share certificates.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

   In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

   If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $1,000. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

   Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, WesBanco Bank Wheeling. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is One Bank Plaza, Wheeling, WV 26003.

ADVISER'S BACKGROUND

The Adviser is a wholly owned subsidiary of WesBanco, Inc. (Corporation), a registered bank holding company headquartered in Wheeling, WV. The Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses in West Virginia and Ohio with 59 banking locations. The Adviser is a state chartered bank which offers financial services that include commercial and consumer loans, corporate, institutional and personal trust services, and demand and time deposit accounts. The Adviser employs an experienced staff of professional investment analysts, portfolio managers and traders. The staff manages the bond portfolios of the Corporation and its subsidiaries which include government, corporate, mortgage and municipal securities with a total value of $685 million as of December 31, 1998. In addition, the Adviser provides investment management services to the Trust Department of WesBanco and three other affiliate banks with trust powers. The total assets of the trust departments of the Corporation are valued at $2.8 billion.

THE FUND'S PORTFOLIO MANAGERS ARE:

JEROME B. SCHMITT

Jerome B. Schmitt has been a co-portfolio manager for the Fund since its inception. He has been employed by the Adviser since 1972 and served as Senior Vice President of Trust and Investments from 1991 to 1996, and has been Executive Vice President of Trust and Investments since June 1996. Mr. Schmitt is a Chartered Financial Analyst and received his M.A. in Economics from Ohio University. Mr. Schmitt is responsible for supervising the activities of the Trust and Investment Departments of the Adviser.

DAVID B. ELLWOOD

David B. Ellwood has been a co-portfolio manager for the Fund since its inception. He has been employed by the Adviser since 1982 and has been Vice President--Investments since May 1997. Mr. Ellwood is a Chartered Financial Analyst and received a B.S. degree in Business Administration from Wheeling Jesuit College. Mr. Ellwood is responsible for portfolio management, investment research and assisting in the supervision of the investment activities of the Investment Department.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

   This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

 FINANCIAL HIGHLIGHTS

(For A share outstanding throughout the period)





PERIOD ENDED JANUARY 31                                                                       19991   2000
NET ASSET VALUE, BEGINNING OF PERIOD                                                        $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                         0.24
Net realized and unrealized gain on investments                                               0.30
   Total from investment operations                                                           0.54
LESS DISTRIBUTIONS:

Distributions from net investment income                                                     (0.24)
Distributions from net realized gain on investments                                          (0.49)
   Total distributions                                                                       (0.73)
NET ASSET VALUE, END OF PERIOD                                                               $9.81
TOTAL RETURN2                                                                                 5.50%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                                                                      1.15% 4
Net investment income                                                                         3.03% 4
Expense waiver/reimbursement3                                                                 0.09% 4
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)                                                   $60,88 7
Portfolio turnover                                                                              57%


1 REFLECTS OPERATIONS FOR THE PERIOD FROM APRIL 20, 1998 (DATE OF INITIAL PUBLIC INVESTMENT) TO JANUARY 31, 2000.

2 BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE.

3 THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME RATIOS SHOWN ABOVE.

4  COMPUTED ON AN ANNUALIZED BASIS.

Futher information about the Fund's performance is contained in the Fund's Annual Report, dated January 31, 2000, which can be obtained free of charge.

Prospectus
Dated April 30, 2000

A Statement of Additional Information (SAI) dated April 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The annual and semi-annual reports discuss market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual and semi-annual reports and other information without charge call your investment professional or the Fund at 1-800-368-3369.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

WesMark Balanced Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7010

Edgewood Services, Inc., Distributor

Investment Company Act File No. 811-7925
Cusip 951025303


G01970-09 (4/00)









STATEMENT OF ADDITIONAL INFORMATION

WESMARK WEST VIRGINIA MUNICIPAL
BOND FUND

A Portfolio of WesMark Funds

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for WesMark West Virginia Municipal Bond Fund (Fund), dated April 30, 2000. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-368-3369.

april 30, 2000

CONTENTS
How is the Fund Organized?
Securities in Which the Fund Invests
What do Shares Cost?

How is the Fund Sold?
Exchanging Securities for Shares
Subaccounting Services
Redemption in Kind
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Financial Information
Investment Ratings
Addresses
G01913-02 (4/00)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of WesMark Funds (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on March 1, 1996. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund is a portfolio of the Trust and was declared effective on March 12, 1997. The Fund's investment adviser is WesBanco Bank Wheeling (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

SECURITIES DESCRIPTIONS AND TECHNIQUES

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

  Buy put options on portfolio securities, securities indices, and listed put options on futures contracts in anticipation of a decrease in the value of the underlying asset; Write covered call options on portfolio securities and listed call options on futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received; Write secured put options on portfolio securities (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price; When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts; and Buy or write options to close out existing options positions.

The Fund may also write call options on financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

The Fund may also write put options on financial futures contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

MUNICIPAL BOND INSURANCE

The Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities ("Policy" or "Policies"). These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund. The premiums for the Policies may be paid by the Fund and the yield on the Fund's portfolio may be reduced thereby.

The Fund may require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities, when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The Fund's investment adviser anticipates that between 30% and 70% of the Fund's net assets will be invested in municipal securities which are insured.

Issuer-Obtained Insurance policies are non-cancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by a Fund.

The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from a Fund, the insurer of the relevant Policy will be liable for those payments of interest and principal which are due and owing at the time of the sale.

The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the investment adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments received from municipal bond issuers may not be tax-exempt income to shareholders of the Fund.

The Fund may purchase municipal securities insured by Policies from MBIA Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("FGIC"), or any other municipal bond insurer which is rated AAA by S&P or Aaa by Moody's. Each Policy guarantees the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in the Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred. MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due.

MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Fund reserves the right to terminate any of the Policies if they determine that the benefits to a Fund of having its portfolio insured under such Policy are not justified by the expense involved.

Additionally, the Fund reserves the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC if such carriers are rated AAA by S&P or Aaa by Moody's.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.

INVESTMENT RISKS

There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

WEST VIRGINIA INVESTMENT RISKS

The economy of West Virginia is heavily dependent upon coal mining, manufacturing, the government sector, tourism and retail trade, among other industries. West Virginia's economy has come to benefit from a developing tourism industry. The Governor's Office and the State Legislature have placed great emphasis upon developing the tourism industry in the State and the Legislature has enacted a number of statutes designed to foster the growth in tourism. Data compiled by the State of West Virginia Bureau of Employment Programs indicates that unemployment in West Virginia during 1998 (annual average) was 6.5%, down from 6.9% in 1997. This represents the lowest annual rate during the 1980s and 1990s but is still above the national unemployment rate of 4.5%. The State's economic development efforts have been aided by the location of significant manufacturing and service facilities in West Virginia, including, for example, Toyota Motor Corporation's $400 million engine plant in Putnam County which is expected to employ approximately 300 people and the FBI Fingerprint Center in Harrison County which is expected to employ approximately 3,000 people. In 1997 the State Legislature created further tax incentives to stimulate economic development in manufacturing, including, specifically, consumer-ready wood product manufacturing. West Virginia's economy continues to be enhanced by the construction and improvement of roadways in the State, including a $6.0 billion program to complete the Appalachian Corridor highway system from 1992-2001. In 1997, the State approved the sale of $550 million in general obligation road bonds over the next few years. In 1996, the State began sales of infrastructure bonds as part of a $300 million program aimed at local water and sewer projects as well as economic development projects. In 1997 the State Legislature did not enact any significant new taxes or increase the scope or amount of existing taxes. The State Legislature in 1997 enacted legislation which will exempt from ad valorem property taxes all intangible personal property with tax situs in West Virginia. This exemption will be phased in gradually from 1998 to 2003. Significant attention has been directed in recent years towards altering the State's current system of obtaining approximately twenty-five percent of statewide funding for primary and secondary public education from ad valorem property tax revenues. Litigation is pending in circuit court on the issue, and it is anticipated that the court will review proposals expected to be submitted by the Governor's Commission on Fair Taxation and others before a decision is rendered.

In 1995, the State Legislature substantially reformed the State's workers' compensation program. The reform, aimed primarily at enforcing employers' premium obligations and strengthening requirements for permanent total disability awards, is intended to decrease the program's unfunded liability and make the State's business climate more attractive.

State pension plans and investment s have drawn the attention of the courts in recent years. The West Virginia Supreme Court of Appeals' opinion in Booth v. Sims, 456 S.E. 2d 167, (W.Va. 1995) will likely affect various State pension plans. In this case, the Court ruled that the State Legislature could not reduce the state troopers' retirement annual cost of living adjustment. The Legislature had approved such reductions in 1994 due to concerns regarding the actuarial soundness of the troopers' pension plan. The Court found the Legislature's reduction of benefits unconstitutional as applied to troopers who have participated in the plan long enough to have detrimentally relied on expected pension benefits. State lawmakers speculate that the Court's ruling may affect the State's budget by restricting the Legislature's ability to amend State pension plans which are inadequately funded. In 1995, the West Virginia Supreme Court of Appeals ruled in the matter of State of West Virginia ex rel. Gainer v. West Virginia Board of Investments, 459 S.E. 2d 531 (W. Va. 1995) that a state statute granting the West Virginia Board of Investments authority to invest a portion of public employee pension funds in corporate stocks violated a state constitution prohibition against the State becoming a stockholder in any company or association. In 1997, the West Virginia Supreme Court of Appeals similarly ruled in the matter of West Virginia Trust Fund, Inc. v. Bailey 485 S.E. 2d 407 (W. Va. 1997) that a state statute granting the West Virginia Trust Fund, Inc., as trustee of the funds of five state employee pension funds and the state workers' compensation and coal workers' pneumoconiosis funds, authority to place such funds in an irrevocable trust which invests in part in corporate equities also violated the state constitutional prohibition against the State becoming a stockholder in any company or association. In response, the State Legislature in 1997 proposed an amendment to the State constitution which would eliminate the current prohibition against investment of state funds in common stocks and other equity investments. This proposed constitutional amendment has been approved by West Virginia's voters.

INVESTMENT LIMITATIONS

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE INVESTMENT LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF TRUSTEES (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING INVESTMENT LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

BUYING ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

As a matter of non-fundamental policy, for purposes of concentration policy, (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute `concentration.'"

As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service; futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per share fluctuates and is based on the market value of all securities and other assets of the Fund.

ELIMINATING THE FRONT-END SALES CHARGE

You can eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the WesMark Funds eliminate or reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT

You can sign a Letter of Intent committing to purchase a certain amount of the WesMark Funds Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases the Trustees, employees, directors and officers of WesBanco, Federated Investors and sales representatives of the Fund, the Adviser, the Distributor and their affiliate, and members of their immediate families any associated person of an investment dealer who has a sales agreement with the Distributor; and trusts, pension or profit-sharing plans for these individuals.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Edgewood Services, Inc.) offers shares on a continuous, best-efforts basis.

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals (including WesBanco Securities, Inc.) for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN

As a compensation type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

SHAREHOLDER SERVICES

The Fund may pay WesBanco for providing shareholder services and maintaining shareholder accounts. WesBanco may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or WesBanco (but not out of Fund assets). The Distributor and/or WesBanco may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact your investment professional to request a purchase of shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund, only Shares of that Fund are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of _____, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Fund:_____

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

Under existing West Virginia laws, distributions made by the Fund will not be subject to the West Virginia personal income tax to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code of 1986, as amended, and represent (i) interest income from obligations of the United States and its possessions; or (ii) interest or dividend income from obligations of any authority, commission or instrumentality of the United States or the State of West Virginia exempt from state income taxes under the laws of the United States or of the State of West Virginia. For purposes of the West Virginia corporate income tax, a special formula is used to compute the extent to which Fund distributions are exempt.

The Secretary of the Department of Tax and Revenue has indicated on an informed basis that Fund shares should be exempt from personal property taxes. Shareholders should consult their own tax adviser for more information on the application of personal property taxes on Fund shares.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of four funds.

As of _____, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.





-----------------------------------------------------------------------------------------------------------------
NAME

BIRTH DATE                                                                                   AGGREGATE
ADDRESS                         PRINCIPAL OCCUPATIONS                                        COMPENSATION
POSITION WITH TRUST             FOR PAST FIVE YEARS                                          FROM TRUST

-------------------------------

JOHN F. DONAHUE*+#              Chief Executive Officer and Director or Trustee of the                     $0
Birth Date: July 28, 1924       Federated Fund Complex; Chairman and Director, Federated
Federated Investors Tower       Investors, Inc.; Chairman and Trustee, Federated
1001 Liberty Avenue             Investment Management Company; Chairman and Director,
Pittsburgh, PA                  Federated Investment Counseling and Federated Global
TRUSTEE AND CHAIRMAN            Investment Management Corp.; Chairman, Passport
                                Research, Ltd.
-------------------------------
------------------------------  Director or Trustee of the Federated Fund Complex;                           ---
THOMAS G. BIGLEY                Director, Member of Executive Committee, Children's          ----------------
Birth Date: February 3, 1934    Hospital of Pittsburgh; Director, Robroy Industries,         $
15 Old Timber Trail             Inc. (coated steel conduits/computer storage equipment);
Pittsburgh, PA                  formerly: Senior Partner, Ernst & Young LLP; Director,
TRUSTEE                         MED 3000 Group, Inc. (physician practice management);
                                Director, Member of Executive Committee, University of
                                Pittsburgh.
-------------------------------
------------------------------  Director or Trustee of the Federated Fund Complex;                           ---
JOHN T. CONROY, JR.             President, Investment Properties Corporation; Senior         ----------------
Birth Date: June 23, 1937       Vice President, John R. Wood and Associates, Inc.,           $
Grubb & Ellis/Investment        Realtors; Partner or Trustee in private real estate
Properties Corporation          ventures in Southwest Florida; formerly: President,
3201 Tamiami Trail North        Naples Property Management, Inc. and Northgate Village
Naples, FL                      Development Corporation.
TRUSTEE

-------------------------------
------------------------------  Director or Trustee of the Federated Fund Complex;                           ---
NICHOLAS P. CONSTANTAKIS        Director, Michael Baker Corporation (engineering,            ----------------
Birth Date: September 3, 1939   construction, operations and technical services);            $
175 Woodshire Drive             formerly: Partner, Andersen Worldwide SC.
Pittsburgh, PA
TRUSTEE

-------------------------------
------------------------------  Director or Trustee of some of the Federated Fund
JOHN F. CUNNINGHAM++            Complex; Chairman, President and Chief Executive             ----------------
Birth Date: March 5, 1943       Officer, Cunningham & Co., Inc. (strategic business          $
353 El Brillo Way               consulting); Trustee Associate, Boston College;
Palm Beach, FL                  Director, Iperia Corp. (communications/software);
TRUSTEE                         formerly: Director, Redgate Communications and EMC
                                Corporation (computer storage systems).

                                Previous Positions: Chairman of the Board and Chief
                                Executive Officer, Computer Consoles, Inc.; President
                                and Chief Operating Officer, Wang Laboratories;
                                Director, First National Bank of Boston; Director,
                                Apollo Computer, Inc.
-------------------------------
------------------------------  Director or Trustee of the Federated Fund Complex;                           ---
LAWRENCE D. ELLIS, M.D.*        Professor of Medicine, University of Pittsburgh; Medical     ----------------
Birth Date: October 11, 1932    Director, University of Pittsburgh Medical Center -          $
3471 Fifth Avenue               Downtown; Hematologist, Oncologist, and Internist,
Suite 1111                      University of Pittsburgh Medical Center; Member,
Pittsburgh, PA                  National Board of Trustees, Leukemia Society of America.
TRUSTEE

-------------------------------
------------------------------  Director or Trustee of the Federated Fund Complex;                           ---
PETER E. MADDEN                 formerly: Representative, Commonwealth of Massachusetts      ----------------
Birth Date: March 16, 1942      General Court; President, State Street Bank and Trust        $
One Royal Palm Way              Company and State Street Corporation.
100 Royal Palm Way
Palm Beach, FL                  Previous Positions: Director, VISA USA and VISA
TRUSTEE                         International; Chairman and Director, Massachusetts
                                Bankers Association; Director, Depository Trust
                                Corporation; Director, The Boston Stock Exchange.
-------------------------------
------------------------------  Director or Trustee of some of the Federated Fund                            ---
CHARLES F. MANSFIELD, JR.++     Complex; Executive Vice President, Legal and External        ----------------
Birth Date: April 10, 1945      Affairs, Dugan Valva Contess, Inc. (marketing,               $
80 South Road                   communications, technology and consulting).; formerly
Westhampton Beach, NY           Management Consultant.
TRUSTEE

                                Previous Positions: Chief Executive Officer,
                                PBTC International Bank; Partner, Arthur Young &
                                Company (now Ernst & Young LLP); Chief Financial
                                Officer of Retail Banking Sector, Chase
                                Manhattan Bank; Senior Vice President, Marine
                                Midland Bank; Vice President, Citibank;
                                Assistant Professor of Banking and Finance,
                                Frank G. Zarb School of Business, Hofstra
                                University.

-------------------------------
------------------------------  Director or Trustee of the Federated Fund Complex;                           ---
JOHN E. MURRAY, JR., J.D.,      President, Law Professor, Duquesne University;               ----------------
S.J.D.#                         Consulting Partner, Mollica & Murray; Director, Michael      $
Birth Date: December 20, 1932   Baker Corp. (engineering, construction, operations and
President, Duquesne University  technical services).
Pittsburgh, PA

TRUSTEE                         Previous Positions: Dean and Professor of Law,
                                University of Pittsburgh School of Law; Dean and
                                Professor of Law, Villanova University School of Law.
-------------------------------
------------------------------  Director or Trustee of the Federated Fund Complex;                           ---
MARJORIE P. SMUTS               Public Relations/Marketing/Conference Planning.              ----------------
Birth Date: June 21, 1935                                                                    $
4905 Bayard Street              Previous Positions: National Spokesperson, Aluminum
Pittsburgh, PA                  Company of America; television producer; business owner.
TRUSTEE

-------------------------------
------------------------------  Director or Trustee of some of the Federated Fund                            ---
JOHN S. WALSH++                 Complex; President and Director, Heat Wagon, Inc.            ----------------
Birth Date: November 28, 1957   (manufacturer of construction temporary heaters);            $
2007 Sherwood Drive             President and Director, Manufacturers Products, Inc.
Valparaiso, IN                  (distributor of portable construction heaters);
TRUSTEE                         President, Portable Heater Parts, a division of
                                Manufacturers Products, Inc.; Director, Walsh & Kelly,
                                Inc. (heavy highway contractor); formerly: Vice
                                President, Walsh & Kelly, Inc.
-------------------------------
------------------------------  President or Executive Vice President of the Federated                       ---
J. CHRISTOPHER DONAHUE+         Fund Complex; Director or Trustee of some of the Funds       ----------------
Birth Date: April 11, 1949      in the Federated Fund Complex; President, Chief              $0
Federated Investors Tower       Executive Officer and Director, Federated Investors,
1001 Liberty Avenue             Inc.; President and Trustee, Federated Investment
Pittsburgh, PA                  Management Company; President and Trustee, Federated
EXECUTIVE VICE PRESIDENT        Investment Counseling; President and Director, Federated
                                Global Investment Management Corp.; President, Passport

                                Research, Ltd.; Trustee, Federated Shareholder Services

                 Company; Director, Federated Services Company.

------------------------------

-------------------------------
EDWARD C. GONZALES*             Trustee or Director of some of the Funds in the                              ---
Birth Date: October 22, 1930    Federated Fund Complex; President, Executive Vice            ----------------
Federated Investors Tower       President and Treasurer of some of the Funds in the          $0
1001 Liberty Avenue             Federated Fund Complex; Vice Chairman, Federated
Pittsburgh, PA                  Investors, Inc.; Vice President, Federated Investment
TRUSTEE, PRESIDENT and          Management Company  and Federated Investment Counseling,
TREASURER                       Federated Global Investment Management Corp. and
                                Passport Research, Ltd.; Executive Vice President and
                                Director, Federated Securities Corp.; Trustee, Federated
                                Shareholder Services Company.

-------------------------------
------------------------------  Executive Vice President and Secretary of the Federated                      ---
JOHN W. MCGONIGLE               Fund Complex; Executive Vice President, Secretary and        ----------------
Birth Date: October 26, 1938    Director, Federated Investors, Inc.; Trustee, Federated      $0
Federated Investors Tower       Investment Management Company and Federated Investment
1001 Liberty Avenue             Counseling; Director, Federated Global Investment
Pittsburgh, PA                  Management Corp., Federated Services Company and
EXECUTIVE VICE PRESIDENT AND    Federated Securities Corp.
SECRETARY

------------------------------  President or Vice President of some of the Funds in the                      ---
RICHARD B. FISHER               Federated Fund Complex; Director or Trustee of some of       ----------------
Birth Date: May 17, 1923        the Funds in the Federated Fund Complex; Executive Vice      $0
Federated Investors Tower       President, Federated Investors, Inc.; Chairman and
1001 Liberty Avenue             Director, Federated Securities Corp.
Pittsburgh, PA
VICE PRESIDENT

* AN ASTERISK DENOTES A TRUSTEE WHO IS DEEMED TO BE AN INTERESTED PERSON AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

# A POUND SIGN DENOTES A MEMBER OF THE BOARD'S EXECUTIVE COMMITTEE, WHICH HANDLES THE BOARD'S RESPONSIBILITIES BETWEEN ITS MEETINGS.

+  MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, EXECUTIVE VICE PRESIDENT
 OF THE TRUST.

++ MESSRS. CUNNINGHAM, MANSFIELD AND WALSH BECAME MEMBERS OF THE BOARD OF TRUSTEES ON JANUARY 1, 2000. THEY DID NOT EARN ANY FEES FOR SERVING THE FUND COMPLEX SINCE THESE FEES ARE REPORTED AS OF THE END OF THE LAST CALENDAR YEAR. THEY DID NOT RECEIVE ANY FEES AS OF THE FISCAL YEAR END OF THE FUND.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of WesBanco, Inc.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended January 31, 2000, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $54,766,272 for which the Fund paid $0 in brokerage commissions.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets as specified below:

                                             AVERAGE AGGREGATE DAILY

MAXIMUM ADMINISTRATIVE FEE                   NET ASSETS OF THE TRUST
0.150of 1%                                   on the first $250 million
0.125 of 1%                                  on the next $250 million
0.100 of 1%                                  on the next $250 million
0.075 of 1%                                  on assets in excess of
                                  $750 million

The administrative fee received during any fiscal year shall be at least $75,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

WesBanco Bank Wheeling, Wheeling, West Virginia, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

Deloitte & Touche LLP, Pittsburgh, Pennsylvania, is the independent auditors for the Fund.

FEES PAID BY THE FUND FOR SERVICES

        FOR THE YEAR ENDED JANUARY 31    2000       1999
Advisory Fee Earned                              $396,975
Advisory Fee Reduction                           $191,388
Brokerage Commissions                                 $0
Administrative Fee                               $95,429
12B-1 FEE                                            N/A
SHAREHOLDER SERVICES FEE                             N/A

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one- and since inception periods ended January 31, 1999.

Yield given for the 30-day period ended January 31, 2000.

                                 SINCE INCEPTION

FUND                          1 YEAR         ON APRIL 14, 1997
Total Return                  5.46%          6.73%
Yield                         3.36%
Tax-Equivalent Yield          4.67%

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per Share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions.

When shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of shares is calculated by dividing: (i) the net investment income per Share earned by the shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from West Virginia taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

TAX EQUIVALENCY TABLE

TAXABLE YIELD EQUIVALENT FOR 2000 - STATE OF WEST VIRGINIA

COMBINED FEDERAL AND STATE



INCOME TAX BRACKET:                       19.50%           34.50%             37.50%             42.50%        46.10%
----------------------------------------------------------------------------------------------------------------------
Single Return                          $1-26,250   $26,251-63,550    $63,551-132,600  $132,601-288,350   Over 288,350
TAX EXEMPT YIELD:                     TAXABLE YIELD EQUIVALENT:
1.00%                                      1.24%            1.53%              1.60%            1.74%           1.86%
1.50%                                      1.86%            2.29%              2.40%            2.61%           2.78%
2.00%                                      2.48%            3.05%              3.20%            3.48%           3.71%
2.50%                                      3.11%            3.82%              4.00%            4.35%           4.64%
3.00%                                      3.73%            4.58%              4.80%            5.22%           5.57%
3.50%                                      4.35%            5.34%              5.60%            6.09%           6.49%
4.00%                                      4.97%            6.11%              6.40%            6.96%           7.42%
4.50%                                      5.59%            6.87%              7.20%            7.83%           8.35%
5.00%                                      6.21%            7.63%              8.00%            8.70%           9.28%
5.50%                                      6.83%            8.40%              8.80%            9.57%          10.20%
6.00%                                      7.45%            9.16%              9.60%           10.43%          11.13%
6.50%                                      8.07%            9.92%             10.40%           11.30%          12.06%
7.00%                                      8.70%           10.69%             11.20%           12.17%          12.99%
7.50%                                      9.32%           11.45%             12.00%           13.04%          13.91%
8.00%                                      9.94%           12.21%             12.80%           13.91%          14.84%
8.50%                                     10.56%           12.98%             13.60%           14.78%          15.77%
9.00%                                     11.18%           13.74%             14.40%           15.65%          16.70%
NOTE:  THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE TAXABLE YIELD
   EQUIVALENT. FURTHERMORE, ADDITIONAL STATE AND LOCAL TAXES PAID ON COMPARABLE
   TAXABLE INVESTMENTS WERE NOT USED TO INCREASE FEDERAL DEDUCTIONS.

TAXABLE YIELD EQUIVALENT FOR 2000 - STATE OF WEST VIRGINIA

COMBINED FEDERAL AND STATE

INCOME TAX BRACKET:                       21.00%           34.50%             37.50%             42.50%        46.10%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,850  $43,851-105,950   $105,951-161,450  $161,451-288,350   Over 288,350
TAX EXEMPT YIELD:                     TAXABLE YIELD EQUIVALENT:
1.00%                                      1.27%            1.53%              1.60%            1.74%           1.86%
1.50%                                      1.90%            2.29%              2.40%            2.61%           2.78%
2.00%                                      2.53%            3.05%              3.20%            3.48%           3.71%
2.50%                                      3.16%            3.82%              4.00%            4.35%           4.64%
3.00%                                      3.80%            4.58%              4.80%            5.22%           5.57%
3.50%                                      4.43%            5.34%              5.60%            6.09%           6.49%
4.00%                                      5.06%            6.11%              6.40%            6.96%           7.42%
4.50%                                      5.70%            6.87%              7.20%            7.83%           8.35%
5.00%                                      6.33%            7.63%              8.00%            8.70%           9.28%
5.50%                                      6.96%            8.40%              8.80%            9.57%          10.20%
6.00%                                      7.59%            9.16%              9.60%           10.43%          11.13%
6.50%                                      8.23%            9.92%             10.40%           11.30%          12.06%
7.00%                                      8.86%           10.69%             11.20%           12.17%          12.99%
7.50%                                      9.49%           11.45%             12.00%           13.04%          13.91%
8.00%                                     10.13%           12.21%             12.80%           13.91%          14.84%
8.50%                                     10.76%           12.98%             13.60%           14.78%          15.77%
9.00%                                     11.39%           13.74%             14.40%           15.65%          16.70%


NOTE:THE MAXIMUM  MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE
     TAXABLE YIELD EQUIVALENT. FURTHERMORE, ADDITIONAL STATE AND LOCAL TAXES PAID ON COMPARABLE TAXABLE INVESTMENTS WERE PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of shares to certain indices; charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment; discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "intermediate debt funds" category in advertising and sales literature.

MORNINGSTAR, INC. An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

LEHMAN BROTHERS FIVE-YEAR STATE GENERAL OBLIGATION BONDS Index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.

MUTUAL FUND MARKET

Thirty-seven percent of
American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

FINANCIAL INFORMATION The Financial Statements for the Fund for the fiscal year ended January 31, 1999, are incorporated herein by reference to the Annual Report to Shareholders of WesMark West Virginia Municipal Bond Fund. (To be filed by amendment).

INVESTMENT RATINGS

STANDARD AND POOR'S BOND RATING DEFINITIONS AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.
B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-

                                     rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.
CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied

                                      CCC debt rating.
C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICEBOND RATING DEFINITIONS AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in

                                       AAA securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics
                                              as well.
BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Of ten the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may
                                             be small.
CAA--Bonds which are rated CAA
are of poor standing. Such
issues may be in default or
there may be present elements
of danger with respect to
                                principal or interest.
CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. BOND RATING
DEFINITIONS
AAA--Bonds considered to be
investment grade and of the
highest credit quality. The
obligor has an exceptionally
strong ability to pay interest
and repay principal, which is
unlikely to be affected by
                        reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of
                                            the issue.
CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC--Bonds are minimally
protected. Default in payment
of interest and/or principal
                                       seems probable
                                            over time.
C--Bonds are imminent default
in payment of interest or
                                            principal.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment
of short-term promissory
obligations. Prime-1 repayment
capacity will normally be
evidenced by the following
                                     characteristics:
Leading market positions in well established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earning coverage of fixed financial charges and high internal cash generation.

Well established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+)

                                          designation.
A-2--Capacity for timely
payment on issues with this
designation is satisfactory.
However, the relative degree
of safety is not as high as
                            for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL
PAPER RATING DEFINITIONS
FITCH-1--(Highest Grade)
Commercial paper assigned this
rating is regarded as having
the strongest degree of
                         assurance for timely payment.
FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

WesMark West Virginia
Municipal Bond Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7010

DISTRIBUTOR
Edgewood Services, Inc.
Clearing Operations

P.O. Box 897
Pittsburgh, PA 15230-0897


INVESTMENT ADVISER

WesBanco Bank Wheeling
One Bank Plaza
Wheeling, WV 26003

CUSTODIAN

WesBanco Bank Wheeling
One Bank Plaza
Wheeling, WV 26003

TRANSFER AGENT AND DIVIDEND

DISBURSING AGENT

Federated Shareholder Services
Company

P.O. Box 8600
Boston, MA 02266-8600


INDEPENDENT AUDITORS

Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222

        [wesmark logo]
           Bond Fund

Prospectus
April 30, 2000
[WESMARK LOGO]

WESMARK BOND FUND

A Portfolio of WesMark Funds

A mutual fund seeking high current income consistent with preservation of capital by investing primarily in investment grade bonds.

SHARES OF THE WESMARK BOND FUND, LIKE SHARES OF ALL MUTUAL FUNDS, ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Fund Goal, Strategies, and Risk11
What are the Fund's Fees and
   Expenses?                 22
What are the Principal
   Securities in Which the
   Fund Invests?             33
What are the Specific Risks of
   Investing in the Fund?    66
What do Shares Cost?         77
How is the Fund Sold?        78
How to Purchase Shares       89
How to Redeem and Exchange
   Shares                   911
Account and Share Information1114
Who Manages the Fund?      1215
Financial Information      1316


April 30, 2000


FUND GOAL, STRATEGIES AND
RISKS

WHAT IS THE FUND'S GOAL? The Fund's goal (investment objective) is high current income consistent with preservation of capital.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES? The Fund invests primarily in a professionally managed, diversified portfolio of bonds, which includes all permitted types of debt instruments. Under normal circumstances, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by such investment grade securities. Investment grade securities are securities rated in one of the top four ratings categories by a nationally recognized statistical rating organization or securities that are unrated but are determined by the Fund's investment adviser, WesBanco Wheeling (Adviser) to be of comparable quality. (See "Investment Ratings for Investment Grade Securities"). Downgraded securities will be evaluated on a case-by-case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. The Fund will invest in those sectors of the bond market that offer the highest yield in relation to historical yield spreads. By recognizing changing relative yields and allocating the assets of the Fund into the most attractive market and maturity sectors, the Fund will attempt to achieve above average returns. The Fund may invest in bonds of any maturity (i.e., short, intermediate, or long term).

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND? As with all mutual funds, the Fund's investments are subject to risks that could cause their value to go down. The prices of fixed-rate debt securities change in the opposite direction as interest rates. Therefore, if interest rates increase, the value of the Fund's portfolio securities (and therefore the Fund's shares) may go down. Risks of prepayment on asset- backed and mortgage-backed securities will also affect fund returns. Other factors that may reduce the Fund's returns include defaults or increase in the risk of defaults on portfolio securities, or early redemptions or "calls". The Fund's shares are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

PERFORMANCE SUMMARY

RISK/RETURN BAR CHART AND TABLE

WHAT ARE THE FUND'S FEES AND
EXPENSES?

FEES AND EXPENSES This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) 3.75% Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption None proceeds, as applicable) Maximum Sales Charge
(Load) Imposed on Reinvested Dividends (and other Distributions) (as a None percentage of offering price) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1 EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee2                                                0.60%
Distribution (12b-1) Fee3                                      0.25%
Shareholder Services Fee4                                      0.25%
Other Expenses                                                 0.37%
Total Annual Fund Operating Expenses                           1.47%

1 Although not contractually obligated to do so, the adviser, shareholder servicing agent, and distributor waived certain amounts. These areshown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended January31,1999.


Total Waiver of Fund Expenses 0.57% Total Annual Fund Operating Expenses (after waiver) 0.90% 2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.53% for the year ended January 31, 1999.

3 The Fund did not pay or accrue the distribution (12b-1) fee during the year ended January 31, 1999. The Fund has no present intention of paying or accruing the distribution (12b-1) fee during the year ended January 31, 2000.

4 The Fund did not pay or accrue the shareholder services fee during the year ended January 31, 1999. The Fund has no present intention of paying or accruing the shareholder services fee during the year ended January 31, 2000.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses are BEFORE WAIVERS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR          3 YEARS         5 YEARS         10 YEARS
$519            $822            $1,148          $2,066


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

   A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

   The following describes the types of fixed income securities in which the Fund may invest.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

   The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class.

IOS AND POS

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like floating rate securities, IOs and POs.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

   There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

   Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

   The Fund treats convertible securities as fixed income securities for purposes of its investment policies and limitations, because of their unique characteristics.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the issuer's ability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

INTEREST RATE RISKS

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction (such as a repurchase agreement) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL AND PREPAYMENT RISKS

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange shares any day the New York Stock Exchange
(NYSE) and Federal Reserve wire system are open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus the applicable sales charge (public offering price).

   NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

   The required minimum initial investment for Fund shares is $1,000, unless the investment is in an Individual Retirement Account, in which case the minimum initial investment is $500. Subsequent investments must be in amounts of at least $100. These minimums may be waived for purchase by the Trust Division of WesBanco for its fiduciary or custodial accounts and WesBanco employees and members of their immediate family. The Fund may waive the initial minimum investment from time to time. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Trust. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.




SALES CHARGE WHEN YOU PURCHASE

                                           Sales Charge as a          Sales Charge as a
Amount of Investment                       Percentage                 Percentage of NAV
                            of Public Offering Price

Less than $25,000                          3.75%                      3.90%
$25,000 but less than $50,000              3.50%                      3.63%
$50,000 but less than $100,000             3.00%                      3.09%
$100,000 but less than $250,000            2.50%                      2.56%
$250,000 but less than $500,000            1.50%                      1.52%
$500,000 but less than $1,000,000          1.00%                      1.01%
$1,000,000 or greater                      0.00%                      0.00%


Certain investors, including trust customers of WesBanco, are not subject to the sales charge.

THE SALES CHARGE AT PURCHASE WILL BE ELIMINATED WHEN SHARES ARE PURCHASED BY:

o        trust and fiduciary accounts of WesBanco;
o        certain defined benefit/contribution plans;
o employees, directors and officers of WesBanco, Federated Investors and their affiliates, and members of their immediate families;
o        investments made after signing a Letter of Intent;
o        investments of $1,000,000 or more; and
o        exchanges between WesMark Funds

In addition, if your account was opened prior to October 1, 1999, all subsequent purchases will not be subject to the sales charge. Contact WesBanco Securities, Inc. for further information on reducing or eliminating the sales charge.


HOW IS THE FUND SOLD?

Edgewood Services, Inc. (Distributor) markets the shares described in this prospectus to customers of WesBanco Bank Wheeling and its affiliates and institutions or individuals, directly from the Fund or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these shares could pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. The Fund is not currently paying or accruing fees under the Plan.

HOW TO PURCHASE SHARES

You may purchase shares directly from the Fund by calling WesMark Funds Shareholder Services at 1-800-368-3369, through WesBanco Securities, Inc. or through an investment professional. Texas residents must purchase shares of the Fund through the Distributor at 1-888-898-0600. The Fund reserves the right to reject any request to purchase or exchange shares.

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and o Send your payment to the Fund by Federal Reserve wire or check.

   You will become the owner of shares and your Shares will be priced at the next calculated NAV plus applicable sales charge after the Fund receives your payment. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

   An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

To purchase shares by Federal Reserve wire, contact your account officer for wiring instructions. Wire orders will only be accepted on days on which the Fund, WesBanco and the Federal Reserve Banks are open for business.

BY CHECK

Make your check payable to "WesMark Bond Fund", note your account number on the check (for existing shareholders only), and mail it to:

   WesMark Funds Shareholder Services
   WesBanco Bank Wheeling
   One Bank Plaza

   Wheeling, WV 26003

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or the Fund).

THROUGH WESBANCO SECURITIES, INC.
Shares can be purchased through WesBanco Securities, Inc. (WSI) by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your purchase order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) to receive the next calculated NAV (plus applicable sales charge), if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of shares and receive dividends when the Fund receives your payment.

THROUGH AN INVESTMENT PROFESSIONAL

o        Establish an account with the investment professional; and
o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV (plus applicable sales charge) if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

THROUGH AN EXCHANGE

You may purchase shares through an exchange from another WesMark Fund. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $100.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call the Fund or your investment professional for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange shares:

o      directly from the Fund if you purchased shares directly from the Fund; or
o through an investment professional if you purchased shares through an investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange shares by calling your account officer or WesMark Funds Shareholder Services at 1-800-368-3369 once you have completed the appropriate authorization form for telephone transactions or by calling your account officer. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem or exchange shares by mailing a written request to the Fund.

   You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

   WesMark Funds Shareholder Services
   WesBanco Bank Wheeling
   One Bank Plaza

   Wheeling, WV 26003 All requests must include:

o        Fund Name, account number and
     account registration;
o        amount to be redeemed or exchanged;
o        signatures of all shareholders exactly as registered; and
o IF EXCHANGING, the Fund Name, account number and account registration into which you are exchanging.

Call the Fund or your investment professional if you need special instructions.

THROUGH WSI

Shares can be redeemed or exchanged through WSI by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your redemption or exchange order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) to receive the next calculated NAV (plus applicable sales charge), you will receive a redemption amount based on that day's NAV.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record; o your redemption will be sent to an address of record that was changed within the last 30 days; o a redemption is payable to someone other than the shareholder(s) of record; or o IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration. A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days: o to allow your purchase to clear; o during periods of market volatility; or o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange shares of the Fund into shares of another WesMark Fund. To do this, you must: o ensure that the account registrations are identical; o meet any minimum initial investment requirements; and o receive a prospectus for the fund into which you wish to exchange. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

   The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other WesMark Funds.

SYSTEMATIC WITHDRAWAL/ EXCHANGE PROGRAM

Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must be $10,000. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase shares subject to a sales charge while redeeming shares using this program.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund does not issue share certificates.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares dividends daily and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

   In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

   If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $1,000. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

   Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

   WHO MANAGES THE FUND?
   The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, WesBanco Bank Wheeling. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is One Bank Plaza, Wheeling, WV 26003.

   ADVISER'S BACKGROUNDThe Adviser is a wholly owned subsidiary of WesBanco, Inc. (Corporation), a registered bank holding company headquartered in Wheeling, WV. The Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses in West Virginia and Ohio with 59 banking locations. The Adviser is a state chartered bank which offers financial services that include commercial and consumer loans, corporate, institutional and personal trust services, and demand and time deposit accounts. The Adviser employs an experienced staff of professional investment analysts, portfolio managers and traders. The staff manages the bond portfolios of the Corporation and its subsidiaries which include government, corporate, mortgage and municipal securities with a total value of $685 million as of December 31, 1998. In addition, the Adviser provides investment management services to the Trust Department of WesBanco and three other affiliate banks with trust powers. The total assets of the trust departments of the Corporation are valued at $2.8 billion.

THE FUND'S PORTFOLIO MANAGERS ARE:

JEROME B. SCHMITT

Jerome B. Schmitt has been a co-portfolio manager for the Fund since its inception. He has been employed by the Adviser since 1972 and served as Senior Vice President of Trust and Investments from 1991 to 1996, and has been Executive Vice President of Trust and Investments since June 1996. Mr. Schmitt is a Chartered Financial Analyst and received his M.A. in Economics from Ohio University. Mr. Schmitt is responsible for supervising the activities of the Trust and Investment Departments of the Adviser.

DAVID B. ELLWOOD

David B. Ellwood has been a co-portfolio manager for the Fund since its inception. He has been employed by the Adviser since 1982 and has been Vice President--Investments since May 1997. Mr. Ellwood is a Chartered Financial Analyst and received a B.S. degree in Business Administration from Wheeling Jesuit College. Mr. Ellwood is responsible for portfolio management, investment research and assisting in the supervision of the investment activities of the Investment Department.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

   This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

FINANCIAL HIGHLIGHTS

(For A share outstanding throughout the period)


PERIOD ENDED JANUARY 31                                         19991  2000
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.43
Net realized and unrealized gain on investments                 0.13
   Total from investment operations                             0.56
LESS DISTRIBUTIONS:

Distributions from net investment income                       (0.43)
Distributions from net realized gains                          (0.02)
   Total distributions                                         (0.45)
NET ASSET VALUE, END OF PERIOD                                $10.11
TOTAL RETURN2                                                   5.70%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                                        0.90%4
Net investment income                                           5.47%4
Expense waiver/reimbursement3                                   0.07%4
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                     $117,646
Portfolio turnover                                                39%

1 REFLECTS OPERATIONS FOR THE PERIOD FROM APRIL 20, 1998 (DATE OF INITIAL PUBLIC INVESTMENT) TO JANUARY 31, 2000.

2 BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE.

3 THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME RATIOS SHOWN ABOVE.

4 COMPUTED ON AN ANNUALIZED BASIS.Further information about the Fund's performance is contained in the Fund's Annual Report, dated January 31, 2000, which can be obtained free of charge.

[wesmark logo]

Prospectus
Dated April 30, 2000

A Statement of Additional Information (SAI) dated April 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The annual and semi-annual reports discuss market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual and semi-annual reports and other information without charge call your investment professional or the Fund at 1-800-368-3369.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

WesMark Bond Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7010

Edgewood Services, Inc., Distributor

[wesBanco logo]





Investment Company Act File No. 811-7925
Cusip 951025402


G01970-11 (4/00)








STATEMENT OF ADDITIONAL INFORMATION

WESMARK BOND FUND

A Portfolio of WesMark Funds

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for WesMark Bond Fund (Fund), dated April 30, 2000 . This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-368-3369.

APRIL 30, 2000

CONTENTS

Howis the Fund Organized?Securities in Which the Fund InvestsWhat do Shares
   Cost?How is the Fund Sold?Exchanging Securities for SharesSubaccounting ServicesRedemption in KindAccount and Share InformationTax InformationWho Manages and Provides Services to the Fund?How Does the Fund Measure Performance?Financial InformationInvestment RatingsAddresses

G01970-12 (4/00)

HOW IS THE FUND ORGANIZED?
The Fund is a diversified portfolio of WesMark Funds (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on March 1, 1996. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund is a portfolio of the Trust and was declared effective on March 24, 1998. The Fund's investment adviser is WesBanco Bank Wheeling (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

SECURITIES DESCRIPTIONS AND TECHNIQUES

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

FLOATERS AND INVERSE FLOATERS

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z CLASSES AND RESIDUAL CLASSES

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

  Buy put options on portfolio securities, securities indices, and listed put options on futures contracts in anticipation of a decrease in the value of the underlying asset;

  Write covered call options on portfolio securities and listed call options on futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received;

  Write secured put options on portfolio securities (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price;

  When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts; and

  Buy or write options to close out existing options positions.

The Fund may also write call options on financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. The Fund may also write put options on financial futures contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

       TO BE ANNOUNCED SECURITIES (TBAS)

       As with other when-issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

       DOLLAR ROLLS

       Dollar rolls are transactions where the Fund sells mortgage- backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determinate whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

INVESTMENT RISKS

There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below. Bond Market Risks

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

INVESTMENT LIMITATIONS

BORROWING MONEY AND ISSUING SENIOR SECURITIES

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE INVESTMENT LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF TRUSTEES (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING INVESTMENT LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

BUYING ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

As a matter of non-fundamental policy, for purposes of concentration policy, (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute `concentration.'"

As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service; futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

ELIMINATING THE FRONT-END SALES CHARGE

You can eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the WesMark Funds eliminate or reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT

You can sign a Letter of Intent committing to purchase a certain amount of the WesMark Funds Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases the Trustees, employees, directors and officers of WesBanco, Federated Investors and sales representatives of the Fund, the Adviser, the Distributor and their affiliate, and members of their immediate families any associated person of an investment dealer who has a sales agreement with the Distributor; and trusts, pension or profit-sharing plans for these individuals.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Edgewood Services, Inc.) offers shares on a continuous, best-efforts basis.

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals (including WesBanco Securities, Inc.) for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN

As a compensation type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

SHAREHOLDER SERVICES

The Fund may pay WesBanco for providing shareholder services and maintaining shareholder accounts. WesBanco may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or WesBanco (but not out of Fund assets). The Distributor and/or WesBanco may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact your investment professional to request a purchase of shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund, only Shares of that Fund are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of _____, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Fund: _____

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of four funds.

As of _____, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.






-----------------------------------------------------------------------------------------------------------------
NAME

BIRTH DATE                                                                                   AGGREGATE
ADDRESS                         PRINCIPAL OCCUPATIONS                                        COMPENSATION
POSITION WITH TRUST             FOR PAST FIVE YEARS                                          FROM TRUST

-------------------------------
-------------------------------

JOHN F. DONAHUE*+#              Chief Executive Officer and Director or Trustee of the                     $0
Birth Date: July 28, 1924       Federated Fund Complex; Chairman and Director, Federated
Federated Investors Tower       Investors, Inc.; Chairman and Trustee, Federated
1001 Liberty Avenue             Investment Management Company; Chairman and Director,
Pittsburgh, PA                  Federated Investment Counseling and Federated Global
TRUSTEE AND CHAIRMAN            Investment Management Corp.; Chairman, Passport
                                Research, Ltd.
-------------------------------
------------------------------  Director or Trustee of the Federated Fund Complex;                           ---
THOMAS G. BIGLEY                Director, Member of Executive Committee, Children's          ----------------
Birth Date: February 3, 1934    Hospital of Pittsburgh; Director, Robroy Industries,         $
15 Old Timber Trail             Inc. (coated steel conduits/computer storage equipment);
Pittsburgh, PA                  formerly: Senior Partner, Ernst & Young LLP; Director,
TRUSTEE                         MED 3000 Group, Inc. (physician practice management);
                                Director, Member of Executive Committee, University of
                                Pittsburgh.
-------------------------------
------------------------------  Director or Trustee of the Federated Fund Complex;                           ---
JOHN T. CONROY, JR.             President, Investment Properties Corporation; Senior         ----------------
Birth Date: June 23, 1937       Vice President, John R. Wood and Associates, Inc.,           $
Grubb & Ellis/Investment        Realtors; Partner or Trustee in private real estate
Properties Corporation          ventures in Southwest Florida; formerly: President,
3201 Tamiami Trail North        Naples Property Management, Inc. and Northgate Village
Naples, FL                      Development Corporation.
TRUSTEE

-------------------------------
------------------------------  Director or Trustee of the Federated Fund Complex;                           ---
NICHOLAS P. CONSTANTAKIS        Director, Michael Baker Corporation (engineering,            ----------------
Birth Date: September 3, 1939   construction, operations and technical services);            $
175 Woodshire Drive             formerly: Partner, Andersen Worldwide SC.
Pittsburgh, PA
TRUSTEE

-------------------------------
------------------------------  Director or Trustee of some of the Federated Fund
JOHN F. CUNNINGHAM++            Complex; Chairman, President and Chief Executive             ----------------
Birth Date: March 5, 1943       Officer, Cunningham & Co., Inc. (strategic business          $
353 El Brillo Way               consulting); Trustee Associate, Boston College;
Palm Beach, FL                  Director, Iperia Corp. (communications/software);
TRUSTEE                         formerly: Director, Redgate Communications and EMC
                                Corporation (computer storage systems).

                                Previous Positions: Chairman of the Board and Chief
                                Executive Officer, Computer Consoles, Inc.; President
                                and Chief Operating Officer, Wang Laboratories;
                                Director, First National Bank of Boston; Director,
                                Apollo Computer, Inc.
-------------------------------
------------------------------  Director or Trustee of the Federated Fund Complex;                           ---
LAWRENCE D. ELLIS, M.D.*        Professor of Medicine, University of Pittsburgh; Medical     ----------------
Birth Date: October 11, 1932    Director, University of Pittsburgh Medical Center -          $
3471 Fifth Avenue               Downtown; Hematologist, Oncologist, and Internist,
Suite 1111                      University of Pittsburgh Medical Center; Member,
Pittsburgh, PA                  National Board of Trustees, Leukemia Society of America.
TRUSTEE

-------------------------------
------------------------------  Director or Trustee of the Federated Fund Complex;                           ---
PETER E. MADDEN                 formerly: Representative, Commonwealth of Massachusetts      ----------------
Birth Date: March 16, 1942      General Court; President, State Street Bank and Trust        $
One Royal Palm Way              Company and State Street Corporation.
100 Royal Palm Way
Palm Beach, FL                  Previous Positions: Director, VISA USA and VISA
TRUSTEE                         International; Chairman and Director, Massachusetts
                                Bankers Association; Director, Depository Trust
                                Corporation; Director, The Boston Stock Exchange.
-------------------------------
------------------------------  Director or Trustee of some of the Federated Fund                            ---
CHARLES F. MANSFIELD, JR.++     Complex; Executive Vice President, Legal and External        ----------------
Birth Date: April 10, 1945      Affairs, Dugan Valva Contess, Inc. (marketing,               $
80 South Road                   communications, technology and consulting).; formerly
Westhampton Beach, NY           Management Consultant.
TRUSTEE

                                Previous Positions: Chief Executive Officer,
                                PBTC International Bank; Partner, Arthur Young &
                                Company (now Ernst & Young LLP); Chief Financial
                                Officer of Retail Banking Sector, Chase
                                Manhattan Bank; Senior Vice President, Marine
                                Midland Bank; Vice President, Citibank;
                                Assistant Professor of Banking and Finance,
                                Frank G. Zarb School of Business, Hofstra
                                University.

-------------------------------
------------------------------  Director or Trustee of the Federated Fund Complex;                           ---
JOHN E. MURRAY, JR., J.D.,      President, Law Professor, Duquesne University;               ----------------
S.J.D.#                         Consulting Partner, Mollica & Murray; Director, Michael      $
Birth Date: December 20, 1932   Baker Corp. (engineering, construction, operations and
President, Duquesne University  technical services).
Pittsburgh, PA

TRUSTEE                         Previous Positions: Dean and Professor of Law,
                                University of Pittsburgh School of Law; Dean and
                                Professor of Law, Villanova University School of Law.
-------------------------------
------------------------------  Director or Trustee of the Federated Fund Complex;                           ---
MARJORIE P. SMUTS               Public Relations/Marketing/Conference Planning.              ----------------
Birth Date: June 21, 1935                                                                    $
4905 Bayard Street              Previous Positions: National Spokesperson, Aluminum
Pittsburgh, PA                  Company of America; television producer; business owner.
TRUSTEE

-------------------------------
------------------------------  Director or Trustee of some of the Federated Fund                            ---
JOHN S. WALSH++                 Complex; President and Director, Heat Wagon, Inc.            ----------------
Birth Date: November 28, 1957   (manufacturer of construction temporary heaters);            $
2007 Sherwood Drive             President and Director, Manufacturers Products, Inc.
Valparaiso, IN                  (distributor of portable construction heaters);
TRUSTEE                         President, Portable Heater Parts, a division of
                                Manufacturers Products, Inc.; Director, Walsh & Kelly,
                                Inc. (heavy highway contractor); formerly: Vice
                                President, Walsh & Kelly, Inc.
-------------------------------
------------------------------  President or Executive Vice President of the Federated                       ---
J. CHRISTOPHER DONAHUE+         Fund Complex; Director or Trustee of some of the Funds       ----------------
Birth Date: April 11, 1949      in the Federated Fund Complex; President, Chief              $0
Federated Investors Tower       Executive Officer and Director, Federated Investors,
1001 Liberty Avenue             Inc.; President and Trustee, Federated Investment
Pittsburgh, PA                  Management Company; President and Trustee, Federated
EXECUTIVE VICE PRESIDENT        Investment Counseling; President and Director, Federated
                                Global Investment Management Corp.; President, Passport

                                Research, Ltd.; Trustee, Federated Shareholder Services

                 Company; Director, Federated Services Company.

------------------------------

-------------------------------
EDWARD C. GONZALES*             Trustee or Director of some of the Funds in the                              ---
Birth Date: October 22, 1930    Federated Fund Complex; President, Executive Vice            ----------------
Federated Investors Tower       President and Treasurer of some of the Funds in the          $0
1001 Liberty Avenue             Federated Fund Complex; Vice Chairman, Federated
Pittsburgh, PA                  Investors, Inc.; Vice President, Federated Investment
TRUSTEE, PRESIDENT and          Management Company  and Federated Investment Counseling,
TREASURER                       Federated Global Investment Management Corp. and
                                Passport Research, Ltd.; Executive Vice President and
                                Director, Federated Securities Corp.; Trustee, Federated
                                Shareholder Services Company.

-------------------------------
------------------------------  Executive Vice President and Secretary of the Federated                      ---
JOHN W. MCGONIGLE               Fund Complex; Executive Vice President, Secretary and        ----------------
Birth Date: October 26, 1938    Director, Federated Investors, Inc.; Trustee, Federated      $0
Federated Investors Tower       Investment Management Company and Federated Investment
1001 Liberty Avenue             Counseling; Director, Federated Global Investment
Pittsburgh, PA                  Management Corp., Federated Services Company and
EXECUTIVE VICE PRESIDENT AND    Federated Securities Corp.
SECRETARY

------------------------------  President or Vice President of some of the Funds in the                      ---
RICHARD B. FISHER               Federated Fund Complex; Director or Trustee of some of       ----------------
Birth Date: May 17, 1923        the Funds in the Federated Fund Complex; Executive Vice      $0
Federated Investors Tower       President, Federated Investors, Inc.; Chairman and
1001 Liberty Avenue             Director, Federated Securities Corp.
Pittsburgh, PA
VICE PRESIDENT


* AN ASTERISK DENOTES A TRUSTEE WHO IS DEEMED TO BE AN INTERESTED PERSON AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

# A POUND SIGN DENOTES A MEMBER OF THE BOARD'S EXECUTIVE COMMITTEE, WHICH HANDLES THE BOARD'S RESPONSIBILITIES BETWEEN ITS MEETINGS.

+  MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, EXECUTIVE VICE PRESIDENT
 OF THE TRUST.

++ MESSRS. CUNNINGHAM, MANSFIELD AND WALSH BECAME MEMBERS OF THE BOARD OF TRUSTEES ON JANUARY 1, 2000. THEY DID NOT EARN ANY FEES FOR SERVING THE FUND COMPLEX SINCE THESE FEES ARE REPORTED AS OF THE END OF THE LAST CALENDAR YEAR. THEY DID NOT RECEIVE ANY FEES AS OF THE FISCAL YEAR END OF THE FUND.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of WesBanco, Inc.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended January 31, 2000, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $360,600,074 for which the Fund paid $0 in brokerage commissions.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets as specified below:

MAXIMUM                                       AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE                            NET ASSETS OF THE TRUST
0.150 of 1%                                   on the first $250 million
0.125 of 1%                                   on the next $250 million
0.100 of 1%                                   on the next $250 million
0.075 of 1%                                   on assets in excess of
                                  $750 million

The administrative fee received during any fiscal year shall be at least $75,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

WesBanco Bank Wheeling, Wheeling, West Virginia, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

Deloitte & Touche LLP, Pittsburgh, Pennsylvania, is the independent auditors for the Fund.

FEES PAID BY THE FUND FOR SERVICES
FOR THE YEAR ENDED JANUARY 31                     2000

 Advisory Fee Earned                                 $
Advisory Fee Reduction                               $
Brokerage Commissions                               $0
Administrative Fee                                   $
12B-1 FEE                                          N/A
SHAREHOLDER SERVICES FEE                           N/A

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year and since inception periods ended January 31, 2000.

Yield is given for the 30-day period ended January 31, 2000.

FUND                       1 YEAR      SINCE INCEPTION

                                       APRIL 20, 1998

Total Return               __          5.70%
Yield                                  4.92%

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per Share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions.

When shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of shares is calculated by dividing: (i) the net investment income per Share earned by the shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of shares to certain indices; charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment; discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.

Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "intermediate government funds" category in advertising and sales literature.

MORNINGSTAR, INC.

An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX

Index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended January 31, 2000, are incorporated herein by reference to the Annual Report to Shareholders of WesMark Bond Fund. (To be filed by amendment).

INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating. CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating. CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Of ten the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

Leading market positions in well established industries. High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earning coverage of fixed financial charges and high internal cash generation. Well established access to a range of financial markets and assured sources of alternate liquidity. PRIME-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

WesMark Bond Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7010

DISTRIBUTOR
Edgewood Services, Inc.
Clearing Operations

P.O. Box 897
Pittsburgh, PA 15230-0897


INVESTMENT ADVISER

WesBanco Bank Wheeling
One Bank Plaza
Wheeling, WV 26003

CUSTODIAN

WesBanco Bank Wheeling
One Bank Plaza
Wheeling, WV 26003

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


INDEPENDENT AUDITORS

Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222

[WesMark logo]
Growth
Fund

Prospectus
April 30, 2000

[WesMark logo]
WESMARK GROWTH FUND

A Portfolio of WesMark Funds

A mutual fund seeking appreciation of capital by investing primarily in equity securities of companies with prospects for above-average growth in earnings and dividends.

SHARES OF THE WESMARK GROWTH FUND, LIKE SHARES OF ALL MUTUAL FUNDS, ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Fund Goal, Strategies, and Risks                            1
Performance Summary                                         2
What are the Fund's Fees and Expenses?                      3
What are the Fund's Investment Strategies?                  4
What are the Principal Securities in Which the Fund Invests?4
What are the Specific Risks of Investing in the Fund?       5
What do Shares Cost?                                        6
How is the Fund Sold?                                       6
How to Purchase Shares                                      6
How to Redeem and Exchange Shares                           8
Account and Share Information                               9
Who Manages the Fund?                                      10
Financial Information                                      11


april 30, 2000


FUND GOAL, STRATEGIES AND RISKS

WHAT IS THE FUND'S GOAL?

The Fund's goal (investment objective) is appreciation of capital.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund strives to meet its investment goal by selecting growth-oriented stocks of companies that are expected to achieve higher than average profitability ratios such as operating profit margin or return on equity. These stocks are purchased by the Fund only when their price-earnings ratio in relation to market averages such as the Standard & Poor's 500 Index is within historical ranges. Although a company's earnings may be continually growing, the Fund may sell such a company if, in the judgment of the investment adviser, WesBanco Wheeling (Adviser), its stock price is excessively overvalued.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
As with all mutual funds, the Fund's investments are subject to risks that could cause their value to go down. The value of the stocks in the Fund's portfolio will go up and down, and therefore the value of your Fund shares will also change. These changes could be a long-term trend or drastic, short-term movement. The Fund's portfolio will reflect changes in the prices of individual portfolio stocks or general changes in stock valuations. Growth stocks in particular may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development. Consequently, the Fund's share price could decline and you could lose money. The Fund's shares are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

PERFORMANCE SUMMARY

RISK/RETURN BAR CHART AND TABLE
[graph appears here]




THE BAR CHART SHOWS THE FUND'S TOTAL RETURN FOR CALENDAR YEAR-END DECEMBER 31, 1999. THE FUND'S SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). THE TOTAL RETURN DISPLAYED ABOVE IS BASED UPON NET ASSET VALUE.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER (MARCH 31, 1999) WAS 10.38%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 21.67% (QUARTER ENDED DECEMBER 31, 1998). ITS LOWEST QUARTERLY RETURN WAS (14.00%) (QUARTER ENDED SEPTEMBER 30, 1998). THE FOLLOWING TABLE REPRESENTS THE FUND'S AVERAGE ANNUAL TOTAL RETURN AS OF THE YEAR ENDED DECEMBER 31, 1999.

AVERAGE ANNUAL TOTAL RETURN

                               START OF      1 YEAR

                               PERFORMANCE1

Fund                           20.32%        14.19%
S&P 500 Index                  36.21%        28.58%
LGFA                           31.68%        25.69%


   1     THE FUND'S START OF PERFORMANCE DATE WAS APRIL 14, 1997.
THE TABLE SHOWS THE FUND'S TOTAL RETURNS AVERAGED OVER A PERIOD OF YEARS RELATIVE TO S&P 500 INDEX (S&P 500), A BROAD-BASED MARKET INDEX AND LIPPER GROWTH FUNDS AVERAGE (LGFA), AN AVERAGE OF THE TOTAL RETURNS FOR 580 GROWTH FUNDS WITH SIMILAR INVESTMENT OBJECTIVES. PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL REWARDS.

WHAT ARE THE FUND'S FEES AND EXPENSES?


FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. SHAREHOLDER FEES FEES PAID DIRECTLY FROM YOUR INVESTMENT Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) 4.75% Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption None proceeds, as applicable)


Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a          None
percentage of offering price).
Redemption Fee (as a percentage of amount redeemed, if applicable)                                   None
Exchange Fee                                                                                         None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee2                                                                                      0.75%
Distribution (12b-1) Fee3                                                                            0.25%
Shareholder Services Fee4                                                                            0.25%
Other Expenses                                                                                       0.30%
Total Annual Fund Operating Expenses                                                                 1.55%

1 Although not contractually obligated to do so, the adviser, shareholder services agent, and distributor waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year endedJanuary 31, 1999.

Total Waiver of Fund Expenses 0.51% Total Annual Fund Operating Expenses (after waiver) 1.04% 2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.74% for the year ended January 31, 1999.

3 The Fund did not pay or accrue the distribution (12b-1) fee during the year ended January 31, 1999. The Fund has no present intention of paying or accruing the distribution (12b-1) fee during the year ended January 31, 2000.

4 The Fund did not pay or accrue the shareholder services fee during the year ended January 31, 1999. The Fund has no present intention of paying or accruing the shareholder services fee during the year ended January 31, 2000.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses are BEFORE WAIVERS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR        3 YEARS        5             10 YEARS
                               YEARS
   $625           $941        $1,280          $2,233


WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing in a professionally managed portfolio consisting primarily of equity securities of companies with prospects for above-average growth in earnings and dividends. Most often, these companies will be classified as "large-" or "mid-" capitalization companies. The Adviser generally considers companies with market capitalizations over $1 billion to fall within these classifications. The Fund's investment approach is based on the conviction that, over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations. Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of U.S. companies. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying shares issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts
(GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

STOCK MARKET RISKS

o........The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

o The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISKS RELATED TO INVESTING FOR GROWTH

o Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO COMPANY SIZE

o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

RISKS OF FOREIGN INVESTING

o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange shares any day the New York Stock Exchange
(NYSE) and Federal Reserve wire system are open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus the applicable sales charge (public offering price).

   NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

   The required minimum initial investment for Fund shares is $1,000, unless the investment is in an Individual Retirement Account, in which case the minimum initial investment is $500. Subsequent investments must be in amounts of at least $100. These minimums may be waived for purchase by the Trust Division of WesBanco for its fiduciary or custodial accounts and WesBanco employees and members of their immediate family. The Fund may waive the initial minimum investment from time to time.

   An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Trust. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU PURCHASE



                                           Sales Charge as a          Sales Charge as a
Amount of Investment                       Percentage                 Percentage of NAV
                            of Public Offering Price

Less than $50,000                          4.75%                      4.99%
$50,000 but less than $100,000             3.50%                      3.63%
$100,000 but less than $250,000            2.50%                      2.56%
$250,000 but less than $500,000            1.50%                      1.52%
$500,000 but less than $1,000,000          1.00%                      1.01%
$1,000,000 or greater                      0.00%                      0.00%


Certain investors, including trust customers of WesBanco, are not subject to the sales charge.

THE SALES CHARGE AT PURCHASE WILL BE ELIMINATED WHEN SHARES ARE PURCHASED BY:

o        trust and fiduciary accounts of WesBanco;
o        certain defined benefit/contribution plans;
o employees, directors and officers of WesBanco, Federated Investors and their affiliates, and members of their immediate families;
o        investments made after signing a Letter of Intent;
o        investments of $1,000,000 or more; and
o        exchanges between WesMark Funds

In addition, if your account was opened prior to October 1, 1999, all subsequent purchases will not be subject to the sales charge. Contact WesBanco Securities, Inc. for further information on reducing or eliminating the sales charge.



HOW IS THE FUND SOLD?

Edgewood Services, Inc. (Distributor) markets the shares described in this prospectus to customers of WesBanco Bank Wheeling and its affiliates and institutions or individuals, directly from the Fund or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these shares could pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. The Fund is not currently paying or accruing fees under the Plan.

HOW TO PURCHASE SHARES

You may purchase shares directly from the Fund by calling WesMark Funds Shareholder Services at 1-800-368-3369, through WesBanco Securities, Inc. or through an investment professional. Texas residents must purchase shares of the Fund through the Distributor at 1-888-898-0600. The Fund reserves the right to reject any request to purchase or exchange shares.

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and o Send your payment to the Fund by Federal Reserve wire or check. You will become the owner of Shares and your shares will be priced at the next calculated NAV after the Fund receives your payment. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

   An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

To purchase shares by Federal Reserve wire, contact your account officer for wiring instructions. Wire orders will only be accepted on days on which the Fund, WesBanco and the Federal Reserve Banks are open for business.

BY CHECK

Make your check payable to "WesMark Growth Fund", note your account number on the check (for existing shareholders only), and mail it to:

   WesMark Funds Shareholder Services
   WesBanco Bank Wheeling
   One Bank Plaza

   Wheeling, WV 26003

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or the Fund).

THROUGH WESBANCO SECURITIES, INC.
Shares can be purchased through WesBanco Securities, Inc. (WSI) by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your purchase order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) to receive the next calculated NAV (plus applicable sales charge), if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of shares and receive dividends when the Fund receives your payment.

THROUGH AN INVESTMENT PROFESSIONAL

o        Establish an account with the investment professional; and
o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

THROUGH AN EXCHANGE

You may purchase shares through an exchange from another WesMark Fund. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $100.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call the Fund or your investment professional for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange shares:

o   directly from the Fund if you purchased shares directly from the Fund; or
o through an investment professional if you purchased shares through an investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange shares by calling your account officer or WesMark Funds Shareholder Services at 1-800-368-3369 once you have completed the appropriate authorization form for telephone transactions or by calling your account officer. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem or exchange shares by mailing a written request to the Fund.

   You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

   WesMark Funds Shareholder Services
   WesBanco Bank Wheeling
   One Bank Plaza

   Wheeling, WV 26003 ALL REQUESTS MUST INCLUDE:

o        Fund Name, account number and account registration;
o        amount to be redeemed or exchanged;
o        signatures of all shareholders exactly as registered; and
o IF EXCHANGING, the Fund Name, account number and account registration into which you are exchanging.
Call the Fund or your investment professional if you need special instructions.

THROUGH WSI

Shares can be redeemed or exchanged through WSI by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your redemption or exchange order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) to receive the next calculated NAV (plus applicable sales charge), you will receive a redemption amount based on that day's NAV.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record; o your redemption will be sent to an address of record that was changed within the last 30 days; o a redemption is payable to someone other than the shareholder(s) of record; or o IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration. A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days: o to allow your purchase to clear; o during periods of market volatility; or o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange shares of the Fund into shares of another WesMark Fund. To do this, you must: o ensure that the account registrations are identical; o meet any minimum initial investment requirements; and o receive a prospectus for the fund into which you wish to exchange. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

   The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other WesMark Funds.

SYSTEMATIC WITHDRAWAL/ EXCHANGE PROGRAM

Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must be $10,000. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase shares subject to a sales charge while redeeming shares using this program.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund does not issue share certificates.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

   In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

   If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $1,000. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

   Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, WesBanco Bank Wheeling. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is One Bank Plaza, Wheeling, WV 26003.

ADVISER'S BACKGROUND

The Adviser is a wholly owned subsidiary of WesBanco, Inc. (Corporation), a registered bank holding company headquartered in Wheeling, WV. The Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses in West Virginia and Ohio with 59 banking locations. The Adviser is a state chartered bank which offers financial services that include commercial and consumer loans, corporate, institutional and personal trust services, and demand and time deposit accounts. The Adviser employs an experienced staff of professional investment analysts, portfolio managers and traders. The staff manages the bond portfolios of the Corporation and its subsidiaries which include government, corporate, mortgage and municipal securities with a total value of $685 million as of December 31, 1998. In addition, the Adviser provides investment management services to the Trust Department of WesBanco and three other affiliate banks with trust powers. The total assets of the trust departments of the Corporation are valued at $2.8 billion.

THE FUND'S PORTFOLIO MANAGERS ARE:

JEROME B. SCHMITT

Jerome B. Schmitt has been a co-portfolio manager for the Fund since its inception. He has been employed by the Adviser since 1972 and served as Senior Vice President of Trust and Investments from 1991 to 1996, and has been Executive Vice President of Trust and Investments since June 1996. Mr. Schmitt is a Chartered Financial Analyst and received his M.A. in Economics from Ohio University. Mr. Schmitt is responsible for supervising the activities of the Trust and Investment Departments of the Adviser.

DAVID B. ELLWOOD

David B. Ellwood has been a co-portfolio manager for the Fund since its inception. He has been employed by the Adviser since 1982 and has been Vice President--Investments since May 1997. Mr. Ellwood is a Chartered Financial Analyst and received a B.S. degree in Business Administration from Wheeling Jesuit College. Mr. Ellwood is responsible for portfolio management, investment research and assisting in the supervision of the investment activities of the Investment Department.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

   This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.
FINANCIAL HIGHLIGHTS

(For A share outstanding throughout each period)




YEAR ENDED JANUARY 31                                                       2000      1999        19981
NET ASSET VALUE, BEGINNING OF PERIOD                                                $11.15      $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                 0.06        0.09
Net realized and unrealized gains                                                     2.38        1.71
   Total from investment operations                                                   2.44        1.80
LESS DISTRIBUTIONS:

Distributions from net investment income                                             (0.06)      (0.08)
Distributions from net realized gains                                                (0.79)      (0.57)
   Total distributions                                                               (0.85)      (0.65)
NET ASSET VALUE, END OF PERIOD                                                      $12.74      $11.15
TOTAL RETURN2                                                                        22.58%      18.24%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                                                              1.04%       1.14%5
Net investment income                                                                 0.50%       0.99%5
Expense waiver/reimbursement3                                                         0.01%       0.00%4 5
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)                                           $135,078    $114,142
Portfolio turnover                                                                      58%         58%


1 REFLECTS OPERATIONS FOR THE PERIOD FROM APRIL 14, 1997 (DATE OF INITIAL PUBLIC INVESTMENT) TO JANUARY 31, 2000.

2 BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE.

3 THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME RATIOS SHOWN ABOVE.

4  AMOUNT REPRESENTS LESS THAN 0.01%.
5  COMPUTED ON AN ANNUALIZED BASIS.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated January 31, 2000, which can be obtained free of charge.

[WesMark logo]

Prospectus
Dated April 30, 2000

A Statement of Additional Information (SAI) dated April 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The annual and semi-annual reports discuss market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual and semi-annual reports and other information without charge call your investment professional or the Fund at 1-800-368-3369.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

WesMark Growth Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7010

Edgewood Services, Inc., Distributor

[wesBanco logo]





Investment Company Act File No. 811-7925
Cusip 951025204


G01912-01 (4/00)









STATEMENT OF ADDITIONAL INFORMATION

WESMARK GROWTH FUND

A PORTFOLIO OF WESMARK FUNDS

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for WesMark Growth Fund (Fund), dated April 30, 2000. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-368-3369.

APRIL 30, 2000

CONTENTS
How is the Fund Organized?
Securities in Which the Fund Invests
What do Shares Cost?

How is the Fund Sold?
Exchanging Securities for Shares
Subaccounting Services
Redemption in Kind
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Financial Information
Investment Ratings
Addresses
G01912-02 (4/00)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of WesMark Funds (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on March 1, 1996. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund is a portfolio of the Trust and was declared effective on March 12, 1997. The Fund's investment adviser is WesBanco Bank Wheeling (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

     REAL ESTATE INVESTMENT TRUSTS (REITS)

     REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

     WARRANTS

     Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

      TREASURY SECURITIES

      Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

      AGENCY SECURITIES

      Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

      The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

  Buy put options on portfolio securities, securities indices, and listed put options on futures contracts in anticipation of a decrease in the value of the underlying asset; Write covered call options on portfolio securities and listed call options on futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received; Write secured put options on portfolio securities (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price; When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts; and Buy or write options to close out existing options positions.

The Fund may also write call options on financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

The Fund may also write put options on financial futures contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

       TO BE ANNOUNCED SECURITIES (TBAS)

       As with other when-issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

       DOLLAR ROLLS

       Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest raterisks and credit risks.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determinate whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

INVESTMENT RISKS

There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

INVESTMENT LIMITATIONS

BORROWING MONEY AND ISSUING SENIOR SECURITIES

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE INVESTMENT LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF TRUSTEES (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING INVESTMENT LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

BUYING ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

As a matter of non-fundamental policy, for purposes of concentration policy, (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute `concentration.'"

As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available; in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service; futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

ELIMINATING THE FRONT-END SALES CHARGE

You can eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the WesMark Funds eliminate or reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT

You can sign a Letter of Intent committing to purchase a certain amount of the WesMark Funds Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases the Trustees, employees, directors and officers of WesBanco, Federated Investors and sales representatives of the Fund, the Adviser, the Distributor and their affiliate, and members of their immediate families any associated person of an investment dealer who has a sales agreement with the Distributor; and trusts, pension or profit-sharing plans for these individuals.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Edgewood Services, Inc.) offers shares on a continuous, best-efforts basis.

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals (including WesBanco Securities, Inc.) for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN

As a compensation type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

SHAREHOLDER SERVICES

The Fund may pay WesBanco for providing shareholder services and maintaining shareholder accounts. WesBanco may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or WesBanco (but not out of Fund assets). The Distributor and/or WesBanco may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact your investment professional to request a purchase of shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund, only Shares of that Fund are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of _____, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Fund: _____

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of four funds.

As of _____, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.

------------------------------




-----------------------------------------------------------------------------------------------------------------
NAME

BIRTH DATE                                                                                   AGGREGATE
ADDRESS                         PRINCIPAL OCCUPATIONS                                        COMPENSATION
POSITION WITH TRUST             FOR PAST FIVE YEARS                                          FROM TRUST

-------------------------------

JOHN F. DONAHUE*+#              Chief Executive Officer and Director or Trustee of the                     $0
Birth Date: July 28, 1924       Federated Fund Complex; Chairman and Director, Federated
Federated Investors Tower       Investors, Inc.; Chairman and Trustee, Federated
1001 Liberty Avenue             Investment Management Company; Chairman and Director,
Pittsburgh, PA                  Federated Investment Counseling and Federated Global
TRUSTEE AND CHAIRMAN            Investment Management Corp.; Chairman, Passport
                                Research, Ltd.
-------------------------------
------------------------------  Director or Trustee of the Federated Fund Complex;                           ---
THOMAS G. BIGLEY                Director, Member of Executive Committee, Children's          ----------------
Birth Date: February 3, 1934    Hospital of Pittsburgh; Director, Robroy Industries,         $
15 Old Timber Trail             Inc. (coated steel conduits/computer storage equipment);
Pittsburgh, PA                  formerly: Senior Partner, Ernst & Young LLP; Director,
TRUSTEE                         MED 3000 Group, Inc. (physician practice management);
                                Director, Member of Executive Committee, University of
                                Pittsburgh.
-------------------------------
------------------------------  Director or Trustee of the Federated Fund Complex;                           ---
JOHN T. CONROY, JR.             President, Investment Properties Corporation; Senior         ----------------
Birth Date: June 23, 1937       Vice President, John R. Wood and Associates, Inc.,           $
Grubb & Ellis/Investment        Realtors; Partner or Trustee in private real estate
Properties Corporation          ventures in Southwest Florida; formerly: President,
3201 Tamiami Trail North        Naples Property Management, Inc. and Northgate Village
Naples, FL                      Development Corporation.
TRUSTEE

-------------------------------
------------------------------  Director or Trustee of the Federated Fund Complex;                           ---
NICHOLAS P. CONSTANTAKIS        Director, Michael Baker Corporation (engineering,            ----------------
Birth Date: September 3, 1939   construction, operations and technical services);            $
175 Woodshire Drive             formerly: Partner, Andersen Worldwide SC.
Pittsburgh, PA
TRUSTEE

-------------------------------
------------------------------  Director or Trustee of some of the Federated Fund
JOHN F. CUNNINGHAM++            Complex; Chairman, President and Chief Executive             ----------------
Birth Date: March 5, 1943       Officer, Cunningham & Co., Inc. (strategic business          $
353 El Brillo Way               consulting); Trustee Associate, Boston College;
Palm Beach, FL                  Director, Iperia Corp. (communications/software);
TRUSTEE                         formerly: Director, Redgate Communications and EMC
                                Corporation (computer storage systems).

                                Previous Positions: Chairman of the Board and Chief
                                Executive Officer, Computer Consoles, Inc.; President
                                and Chief Operating Officer, Wang Laboratories;
                                Director, First National Bank of Boston; Director,
                                Apollo Computer, Inc.
-------------------------------
------------------------------  Director or Trustee of the Federated Fund Complex;                           ---
LAWRENCE D. ELLIS, M.D.*        Professor of Medicine, University of Pittsburgh; Medical     ----------------
Birth Date: October 11, 1932    Director, University of Pittsburgh Medical Center -          $
3471 Fifth Avenue               Downtown; Hematologist, Oncologist, and Internist,
Suite 1111                      University of Pittsburgh Medical Center; Member,
Pittsburgh, PA                  National Board of Trustees, Leukemia Society of America.
TRUSTEE

-------------------------------
------------------------------  Director or Trustee of the Federated Fund Complex;                           ---
PETER E. MADDEN                 formerly: Representative, Commonwealth of Massachusetts      ----------------
Birth Date: March 16, 1942      General Court; President, State Street Bank and Trust        $
One Royal Palm Way              Company and State Street Corporation.
100 Royal Palm Way
Palm Beach, FL                  Previous Positions: Director, VISA USA and VISA
TRUSTEE                         International; Chairman and Director, Massachusetts
                                Bankers Association; Director, Depository Trust
                                Corporation; Director, The Boston Stock Exchange.
-------------------------------
------------------------------  Director or Trustee of some of the Federated Fund                            ---
CHARLES F. MANSFIELD, JR.++     Complex; Executive Vice President, Legal and External        ----------------
Birth Date: April 10, 1945      Affairs, Dugan Valva Contess, Inc. (marketing,               $
80 South Road                   communications, technology and consulting).; formerly
Westhampton Beach, NY           Management Consultant.
TRUSTEE

                                Previous Positions: Chief Executive Officer,
                                PBTC International Bank; Partner, Arthur Young &
                                Company (now Ernst & Young LLP); Chief Financial
                                Officer of Retail Banking Sector, Chase
                                Manhattan Bank; Senior Vice President, Marine
                                Midland Bank; Vice President, Citibank;
                                Assistant Professor of Banking and Finance,
                                Frank G. Zarb School of Business, Hofstra
                                University.

-------------------------------
------------------------------  Director or Trustee of the Federated Fund Complex;                           ---
JOHN E. MURRAY, JR., J.D.,      President, Law Professor, Duquesne University;               ----------------
S.J.D.#                         Consulting Partner, Mollica & Murray; Director, Michael      $
Birth Date: December 20, 1932   Baker Corp. (engineering, construction, operations and
President, Duquesne University  technical services).
Pittsburgh, PA

TRUSTEE                         Previous Positions: Dean and Professor of Law,
                                University of Pittsburgh School of Law; Dean and
                                Professor of Law, Villanova University School of Law.
-------------------------------
------------------------------  Director or Trustee of the Federated Fund Complex;                           ---
MARJORIE P. SMUTS               Public Relations/Marketing/Conference Planning.              ----------------
Birth Date: June 21, 1935                                                                    $
4905 Bayard Street              Previous Positions: National Spokesperson, Aluminum
Pittsburgh, PA                  Company of America; television producer; business owner.
TRUSTEE

-------------------------------
------------------------------  Director or Trustee of some of the Federated Fund                            ---
JOHN S. WALSH++                 Complex; President and Director, Heat Wagon, Inc.            ----------------
Birth Date: November 28, 1957   (manufacturer of construction temporary heaters);            $
2007 Sherwood Drive             President and Director, Manufacturers Products, Inc.
Valparaiso, IN                  (distributor of portable construction heaters);
TRUSTEE                         President, Portable Heater Parts, a division of
                                Manufacturers Products, Inc.; Director, Walsh & Kelly,
                                Inc. (heavy highway contractor); formerly: Vice
                                President, Walsh & Kelly, Inc.
-------------------------------
------------------------------  President or Executive Vice President of the Federated                       ---
J. CHRISTOPHER DONAHUE+         Fund Complex; Director or Trustee of some of the Funds       ----------------
Birth Date: April 11, 1949      in the Federated Fund Complex; President, Chief              $0
Federated Investors Tower       Executive Officer and Director, Federated Investors,
1001 Liberty Avenue             Inc.; President and Trustee, Federated Investment
Pittsburgh, PA                  Management Company; President and Trustee, Federated
EXECUTIVE VICE PRESIDENT        Investment Counseling; President and Director, Federated
                                Global Investment Management Corp.; President, Passport

                                Research, Ltd.; Trustee, Federated Shareholder Services

                 Company; Director, Federated Services Company.

------------------------------

-------------------------------
EDWARD C. GONZALES*             Trustee or Director of some of the Funds in the                              ---
Birth Date: October 22, 1930    Federated Fund Complex; President, Executive Vice            ----------------
Federated Investors Tower       President and Treasurer of some of the Funds in the          $0
1001 Liberty Avenue             Federated Fund Complex; Vice Chairman, Federated
Pittsburgh, PA                  Investors, Inc.; Vice President, Federated Investment
TRUSTEE, PRESIDENT and          Management Company  and Federated Investment Counseling,
TREASURER                       Federated Global Investment Management Corp. and
                                Passport Research, Ltd.; Executive Vice President and
                                Director, Federated Securities Corp.; Trustee, Federated
                                Shareholder Services Company.

-------------------------------
------------------------------  Executive Vice President and Secretary of the Federated                      ---
JOHN W. MCGONIGLE               Fund Complex; Executive Vice President, Secretary and        ----------------
Birth Date: October 26, 1938    Director, Federated Investors, Inc.; Trustee, Federated      $0
Federated Investors Tower       Investment Management Company and Federated Investment
1001 Liberty Avenue             Counseling; Director, Federated Global Investment
Pittsburgh, PA                  Management Corp., Federated Services Company and
EXECUTIVE VICE PRESIDENT AND    Federated Securities Corp.
SECRETARY

------------------------------  President or Vice President of some of the Funds in the                      ---
RICHARD B. FISHER               Federated Fund Complex; Director or Trustee of some of       ----------------
Birth Date: May 17, 1923        the Funds in the Federated Fund Complex; Executive Vice      $0
Federated Investors Tower       President, Federated Investors, Inc.; Chairman and
1001 Liberty Avenue             Director, Federated Securities Corp.
Pittsburgh, PA
VICE PRESIDENT

* AN ASTERISK DENOTES A TRUSTEE WHO IS DEEMED TO BE AN INTERESTED PERSON AS DEFINED IN THE INVESTMENT
   COMPANY ACT OF 1940.

# A POUND SIGN DENOTES A MEMBER OF THE BOARD'S EXECUTIVE COMMITTEE, WHICH HANDLES THE BOARD'S RESPONSIBILITIES BETWEEN ITS MEETINGS.

+ MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, EXECUTIVE VICE PRESIDENT OF THE TRUST.

++ MESSRS. CUNNINGHAM, MANSFIELD AND WALSH BECAME MEMBERS OF THE BOARD OF TRUSTEES ON JANUARY 1, 2000. THEY DID NOT EARN ANY FEES FOR SERVING THE FUND COMPLEX SINCE THESE FEES ARE REPORTED AS OF THE END OF THE LAST CALENDAR YEAR. THEY DID NOT RECEIVE ANY FEES AS OF THE FISCAL YEAR END OF THE FUND.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of WesBanco, Inc.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended January 31, 2000, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $351,903,435 for which the Fund paid $144,550 in brokerage commissions.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets as specified below:

MAXIMUM                                      AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE                           NET ASSETS OF THE TRUST
0.150 of 1%                                  on the first $250 million
0.125 of 1%                                  on the next $250 million
0.100 of 1%                                  on the next $250 million
0.075 of 1%                                  on assets in excess of
                                  $750 million

The administrative fee received during any fiscal year shall be at least $75,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

WesBanco Bank Wheeling, Wheeling, West Virginia, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

Deloitte & Touche LLP, Pittsburgh, Pennsylvania, is the independent auditors for the Fund.

FEES PAID BY THE FUND FOR SERVICES
FOR THE YEAR ENDED JANUARY 31         2000    1999
Advisory Fee Earned                        $927,701
Advisory Fee Reduction                      $8,076
Brokerage Commissions                      $144,550
Administrative Fee                         $178,406
12B-1 FEE                                      N/A
SHAREHOLDER SERVICES FEE                       N/A            N/A

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year and since inception periods ended January 31, 1999.

Yield is given for the 30-day period ended January 31, 1999.

                                        SINCE INCEPTION

FUND                        1 YEAR      ON APRIL 14, 1997
Total Return                22.58%      22.86%
Yield                                   0.10%

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per Share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions.

When shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of shares is calculated by dividing: (i) the net investment income per Share earned by the shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

references to ratings, rankings, and financial publications and/or performance comparisons of shares to certain indices;

charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

information about the mutual fund industry from sources such as the Investment Company Institute. The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.

Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "growth funds" category in advertising and sales literature.

MORNINGSTAR, INC.

An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P 500) Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S & P figures.

RUSSELL 1000 GROWTH INDEX

Consists of those Russell 2000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates. Russell 2000 Index A broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

CONSUMER PRICE INDEX

Generally considered to be a measure of inflation.

DOW JONES INDUSTRIAL AVERAGE ("DJIA")

An unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

BANK RATE MONITOR NATIONAL INDEX

A financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

THE S&P/BARRA VALUE INDEX AND THE S&P/BARRA GROWTH INDEX

Constructed by Standard & Poor's and BARRA, Inc., an investment technology and consulting company, by separating the S&P 500 Index into value stocks and growth stocks. The S&P/BARRA Growth and S&P/BARRA Value Indices are constructed by dividing the stocks in the S&P 500 Index according to their price-to-book ratios. The S&P/BARRA Growth Index, contains companies with higher price-to-earnings ratios, low dividends yields, and high earnings growth (concentrated in electronics, computers, health care, and drugs). The Value Index contains companies with lower price-to-book ratios and has 50% of the capitalization of the S&P 500 Index. These stocks tend to have lower price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth (concentrated in energy, utility and financial sectors). The S&P/BARRA Value and S&P/BARRA Growth Indices are capitalization-weighted and rebalanced semi-annually. Standard & Poor's/BARRA calculates these total return indices with dividends reinvested.

STANDARD & POOR'S MIDCAP 400 STOCK PRICE INDEX

A composite index of 400 common stocks with market capitalizations between $200 million and $7.5 billion in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended January 31, 2000, are incorporated herein by reference to the Annual Report to Shareholders of WesMark Growth Fund (To be filed by amendment.)

INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating. CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating. CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Of ten the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

Leading market positions in well established industries. High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earning coverage of fixed financial charges and high internal cash generation. Well established access to a range of financial markets and assured sources of alternate liquidity. PRIME-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

WesMark Growth Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7010

DISTRIBUTOR
Edgewood Services, Inc.
Clearing Operations

P.O. Box 897
Pittsburgh, PA 15230-0897


INVESTMENT ADVISER

WesBanco Bank Wheeling
One Bank Plaza
Wheeling, WV 26003

CUSTODIAN

WesBanco Bank Wheeling
One Bank Plaza
Wheeling, WV 26003

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


INDEPENDENT AUDITORS

Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222

[Logo of WesMark]
West Virginia Municipal Bond Fund
[Logo of WesMark Funds]
Prospectus
Dated April 30, 2000

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

A Portfolio of WesMark Funds

A mutual fund seeking current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia. The Fund investsprimarily in securities issued by or on behalf of the State of West Virginia and its political subdivisions, authorities and agencies, and securities issued by other states, territories, and possessions of the United States which are exempt from federal income tax and the income taxes imposed by the State of West Virginia.

SHARES OF THE WESMARK WEST VIRGINIA MUNICIPAL BOND FUND, LIKE SHARES OF ALL MUTUAL FUNDS, ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Fund Goal, Strategies, and Risks                             1
Performance Summary                                          2
What are the Fund's Fees and Expenses?                       3
What are the Principal Securities in Which the Fund Invests? 4
What are the Specific Risks of Investing in the Fund?        6
What do Shares Cost?                                         7
How is the Fund Sold?                                        7
How to Purchase Shares                                       7
How to Redeem and Exchange Shares                            9
Account and Share Information                               10
Who Manages the Fund?                                       11
Financial Information                                       12


april 30, 2000


FUND GOAL, STRATEGIES, AND RISKS

WHAT IS THE FUND'S GOAL?

The Fund's goal (investment objective) is current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund attempts to achieve its investment objective by investing in a professionally managed portfolio consisting primarily of investment grade securities issued by the State of West Virginia and its political subdivisions, agencies, and authorities, and other issuers (such as possessions or territories of the U.S.), the interest of which is exempt from federal and West Virginia income tax ("West Virginia Municipal Securities"). As a matter of fundamental investment policy which may not be changed without shareholder approval, at least 80% of the Fund's net assets will be invested in West Virginia Municipal Securities. For purposes of this policy, the tax- free interest must not be a preference item for purposes of computing the federal alternative minimum tax.

WesBanco Wheeling, the Fund's investment adviser (Adviser), will attempt to minimize market volatility by selecting intermediate term securities (securities with an average maturity generally between five and seven years). The Fund will buy and sell securities to take advantage of opportunities to enhance yield. These transactions may generate capital gains (losses) which have different tax treatment than tax-exempt interest income.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
As with all mutual funds, the Fund's investments are subject to risks that could cause their value to go down. The prices of fixed-rate debt securities change in the opposite direction as interest rates. Therefore, if interest rates increase, the value of the Fund's portfolio securities, and therefore the Fund's shares, may go down. Other factors that may reduce the Fund's returns include defaults, an increase in the risk of defaults on portfolio securities, or early redemptions or "calls". Since the Fund invests primarily in issuers from a single state, the Fund may be subject to additional risks compared to funds that invest in multiple states. West Virginia's economy is heavily dependent upon certain industries, such as coal mining, manufacturing and tourism. Any downturn in these and other industries may adversely affect the economy of the state.

   The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.

   The Fund's shares are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

PERFORMANCE SUMMARY

RISK/RETURN BAR CHART AND TABLE*

[GRAPH]

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S ACTUAL TOTAL RETURN ON A YEARLY BASIS. THE FUND'S SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). THE TOTAL RETURN DISPLAYED ABOVE IS BASED UPON NET ASSET VALUE.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER (MARCH 31, 1999) WAS 0.56%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 3.76% (QUARTER ENDED MARCH 31, 1995). ITS LOWEST QUARTERLY RETURN WAS (1.36%) (QUARTER ENDED DECEMBER 31, 1994). THE FOLLOWING TABLE REPRESENTS THE FUND'S AVERAGE ANNUAL TOTAL RETURN AS OF THE YEAR ENDED DECEMBER 31, 1998.

AVERAGE ANNUAL TOTAL RETURN

                       START OF      1 YEAR   5 YEARS

                       PERFORMANCE1

Fund                   5.53%         5.37%    4.66%
LB5GO Index            7.16%         5.84%    5.36%
LIMDFA                 9.99%          7.87%   6.59%

*

1 THE START OF PERFORMANCE DATE FOR THE PREDECESSOR COMMON TRUST FUND WAS DECEMBER 31, 1990.

* THE FUND IS THE SUCCESSOR TO THE PORTFOLIO OF A COMMON TRUST FUND (CTF) MANAGED BY THE ADVISER. AT THE FUND'S COMMENCEMENT OF OPERATIONS, THE CTF'S ASSETS WERE TRANSFERRED TO THE FUND IN EXCHANGE FOR FUND SHARES. THE QUOTED PERFORMANCE DATA INCLUDES PERFORMANCE FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE ON MARCH 12, 1997, AS ADJUSTED TO REFLECT THE FUND'S EXPENSES. THE CTF WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT") AND WAS THEREFORE NOT SUBJECT TO THE RESTRICTIONS UNDER THE 1940 ACT. IF THE CTF HAD BEEN REGISTERED UNDER THE 1940 ACT, THE PERFORMANCE MAY HAVE BEEN ADVERSELY AFFECTED.

THE TABLE SHOWS THE FUND'S TOTAL RETURNS AVERAGED OVER A PERIOD OF YEARS RELATIVE TO LEHMAN BROTHERS 5 YEAR GENERAL OBLIGATION BOND INDEX (LB5GO), A BROAD-BASED MARKET INDEX WHICH MEASURES TOTAL RETURN PERFORMANCE FOR THE MUNICIPAL BOND MARKET ON MUNICIPAL BONDS WITH MATURITIES OF FIVE YEARS AND LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE (LIMDFA), AN AVERAGE OF FUNDS WITH SIMILAR INVESTMENT OBJECTIVES AND INVEST AT LEAST 65% OF ASSETS IN MUNICIPAL DEBT ISSUED IN THE TOP FOUR CREDIT RATINGS. PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE. THIS INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL REWARDS.

WHAT ARE THE FUND'S FEES AND EXPENSES?


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. SHAREHOLDER FEES FEES PAID DIRECTLY FROM YOUR INVESTMENT Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) 3.75% Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption None proceeds, asapplicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a None percentage of offeringprice) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS) Management Fee2 0.60% Distribution (12b-1) Fee3 0.25% Shareholder Services Fee4 0.25% Other Expenses 0.43% Total Annual Fund Operating Expenses 1.53% 1Although not contractually obligated to do so, the adviser, shareholder services agent, and distributor waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year endedJanuary 31, 1999.

Total Waiver of Fund Expenses 0.79% Total Annual Fund Operating Expenses (after waivers) 0.74% 2The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.31% for the year ended January 31, 1999.

3The Fund did not pay or accrue the distribution (12b-1) fee during the year ended January 31, 1999. The Fund has no present intention of paying or accruing the distribution (12b-1) fee during the year ended January 31, 2000.

--------------------------------------------------------------------------------
4The Fund did not pay or accrue the shareholder services fee during the year ended January 31, 1999. The Fund has no present intention of paying or accruing the shareholder services fee during the year ended January 31, 2000.

--------------------------------------------------------------------------------


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses are BEFORE waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR        3 YEARS       5 YEARS        10 YEARS
$519          $822          $1,148         $2,066


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

   A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal and/or state income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to impose property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Special revenue bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest to a limited extent in bonds subject to AMT.

TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

MUNICIPAL LEASES

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

   The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

   Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the issuer's ability to pay interest or principal when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar taxable obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns and tax-free income to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

INTEREST RATE RISKS

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction (such as a repurchase agreement) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

SECTOR RISKS

o Most of the Fund's assets will be invested in issuers in West Virginia. As a result, any adverse economic or political developments affecting the State of West Virginia or its political subdivisions may effect the value of the Fund's securities. In addition, a substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

TAX RISKS

o In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

o Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

o        Income from the Fund may be subject to the AMT.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange shares any day the New York Stock Exchange
(NYSE) and Federal Reserve wire system are open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus the applicable sales charge (public offering price).

   NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

   The required minimum initial investment for Fund shares is $1,000, unless the investment is in an Individual Retirement Account, in which case the minimum initial investment is $500. Subsequent investments must be in amounts of at least $100. These minimums may be waived for purchase by the Trust Division of WesBanco for its fiduciary or custodial accounts and WesBanco employees and members of their immediate family. The Fund may waive the initial minimum investment from time to time. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Trust. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your share transactions.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU PURCHASE



                                           Sales Charge as a          Sales Charge as a
Amount of Investment                       Percentage                 Percentage of NAV
                            of Public Offering Price

Less than $25,000                          3.75%                      3.90%
$25,000 but less than $50,000              3.50%                      3.63%
$50,000 but less than $100,000             3.00%                      3.09%
$100,000 but less than $250,000            2.50%                      2.56%
$250,000 but less than $500,000            1.50%                      1.52%
$500,000 but less than $1,000,000          1.00%                      1.01%
$1,000,000 or greater                      0.00%                      0.00%


Certain investors, including trust customers of WesBanco, are not subject to the sales charge.

THE SALES CHARGE AT PURCHASE WILL BE ELIMINATED WHEN SHARES ARE PURCHASED BY:

o        trust and fiduciary accounts of WesBanco;
o        certain defined benefit/contribution plans;
o employees, directors and officers of WesBanco, Federated Investors and their affiliates, and members of their immediate families;
o        investments made after signing a Letter of Intent;
o        investments of $1,000,000 or more; and
o        exchanges between WesMark Funds

In addition, if your account was opened prior to October 1, 1999, all subsequent purchases will not be subject to the sales charge. Contact WesBanco Securities, Inc. for further information on reducing or eliminating the sales charge.


HOW IS THE FUND SOLD?

Edgewood Services, Inc. (Distributor) markets the shares described in this prospectus to customers of WesBanco Bank Wheeling and its affiliates and institutions or individuals, directly from the Fund or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these shares could pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. The Fund is not currently paying or accruing fees under the Plan.

HOW TO PURCHASE SHARES

You may purchase shares directly from the Fund by calling WesMark Funds Shareholder Services at 1-800-368-3369, through WesBanco Securities, Inc. or through an investment professional. Texas residents must purchase shares of the Fund through the Distributor at 1-888-898-0600. The Fund reserves the right to reject any request to purchase or exchange shares.

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and o Send your payment to the Fund by Federal Reserve wire or check. You will become the owner of Shares and your shares will be priced at the next calculated NAV (plus applicable sales charge) after the Fund receives your payment. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

   An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

To purchase shares by Federal Reserve wire, contact your account officer for wiring instructions. Wire orders will only be accepted on days on which the Fund, WesBanco and the Federal Reserve Banks are open for business.

BY CHECK

Make your check payable to "WesMark West Virginia Municipal Bond Fund", note your account number on the check (for existing shareholders only), and mail it to:

   WesMark Funds Shareholder Services
   WesBanco Bank Wheeling
   One Bank Plaza

   Wheeling, WV 26003

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or the Fund).

THROUGH WESBANCO SECURITIES, INC.
Shares can be purchased through WesBanco Securities, Inc. (WSI) by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your purchase order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) to receive the next calculated NAV (plus applicable sales charge), if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of shares and receive dividends when the Fund receives your payment.

THROUGH AN INVESTMENT PROFESSIONAL

o        Establish an account with the investment professional; and
o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

THROUGH AN EXCHANGE

You may purchase shares through an exchange from another WesMark Fund. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $100.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call the Fund or your investment professional for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange shares:

o     directly from the Fund if you purchased shares directly from the Fund; or
o through an investment professional if you purchased shares through an investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange shares by calling your account officer or WesMark Funds Shareholder Services at 1-800-368-3369 once you have completed the appropriate authorization form for telephone transactions or by calling your account officer. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem or exchange shares by mailing a written request to the Fund.

   You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

   Send requests by mail to:
   WesMark Funds Shareholder Services
   WesBanco Bank Wheeling
   One Bank Plaza

   Wheeling, WV 26003 All requests must include:

o        Fund Name, account number and account registration;
o        amount to be redeemed or exchanged;
o        signatures of all shareholders exactly as registered; and
o IF EXCHANGING, the Fund Name, account number and account registration into which you are exchanging.
Call the Fund or your investment professional if you need special instructions. THROUGH WSI
Shares can be redeemed or exchanged through WSI by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your redemption or exchange order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) to receive the next calculated NAV (plus applicable sales charge), you will receive a redemption amount based on that day's NAV.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record; o your redemption will be sent to an address of record that was changed within the last 30 days; o a redemption is payable to someone other than the shareholder(s) of record; or o IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration. A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form OR AN ACCOUNT SERVICE OPTIONS FORM. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days: o to allow your purchase to clear; o during periods of market volatility; or o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange shares of the Fund into shares of another WesMark Fund. To do this, you must: o ensure that the account registrations are identical; o meet any minimum initial investment requirements; and o receive a prospectus for the fund into which you wish to exchange. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

   The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other WesMark Funds.

SYSTEMATIC WITHDRAWAL/ EXCHANGE PROGRAM

Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must be $10,000. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase shares subject to a sales charge while redeeming shares using this program.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund does not issue share certificates.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares dividends daily and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

   In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

   If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $1,000. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax although a portion of the Fund's dividends may not be exempt. The Fund's dividends will be exempt from West Virginia state personal income tax to the extent they are derived from interest on obligations exempt from West Virginia personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Fund distributions may be subject to AMT. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, WesBanco Bank Wheeling. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is One Bank Plaza, Wheeling, WV 26003.

ADVISER'S BACKGROUND

The Adviser is a wholly owned subsidiary of WesBanco, Inc. (Corporation), a registered bank holding company headquartered in Wheeling, WV. The Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses in West Virginia and Ohio with 59 banking locations. The Adviser is a state chartered bank which offers financial services that include commercial and consumer loans, corporate, institutional and personal trust services, and demand and time deposit accounts. The Adviser employs an experienced staff of professional investment analysts, portfolio managers and traders. The staff manages the bond portfolios of the Corporation and its subsidiaries which include government, corporate, mortgage and municipal securities with a total value of $685 million as of December 31, 1998. In addition, the Adviser provides investment management services to the Trust Department of WesBanco and three other affiliate banks with trust powers. The total assets of the trust departments of the Corporation are valued at $2.8 billion.

THE FUND'S PORTFOLIO MANAGERS ARE:

JEROME B. SCHMITT

Jerome B. Schmitt has been a co-portfolio manager for the Fund since its inception. He has been employed by the Adviser since 1972 and served as Senior Vice President of Trust and Investments from 1991 to 1996, and has been Executive Vice President of Trust and Investments since June 1996. Mr. Schmitt is a Chartered Financial Analyst and received his M.A. in Economics from Ohio University. Mr. Schmitt is responsible for supervising the activities of the Trust and Investment Departments of the Adviser.

DAVID B. ELLWOOD

David B. Ellwood has been a co-portfolio manager for the Fund since its inception. He has been employed by the Adviser since 1982 and has been Vice President--Investments since May 1997. Mr. Ellwood is a Chartered Financial Analyst and received a B.S. degree in Business Administration from Wheeling Jesuit College. Mr. Ellwood is responsible for portfolio management, investment research and assisting in the supervision of the investment activities of the Investment Department.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

   This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.
FINANCIAL HIGHLIGHTS

(For A share outstanding throughout each period)




YEAR ENDED JANUARY 31                                2000          1999               19981
NET ASSET VALUE, BEGINNING OF PERIOD                             $10.30             $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                              0.43               0.35
Net realized and unrealized gain on investments                    0.12               0.31
   Total from investment operations                                0.55               0.66
LESS DISTRIBUTIONS:

Distributions from net investment income                          (0.43)             (0.35)
Distributions from net realized gain on investments               (0.01)             (0.01)
   Total distributions                                            (0.44)             (0.36)
NET ASSET VALUE, END OF PERIOD                                   $10.41             $10.30
TOTAL RETURN2                                                      5.46%              6.64%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                                           0.74%              0.74%4
Net investment income                                              4.20%              4.26%4
Expense waiver/reimbursement3                                      0.29%              0.30%4
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)                         $67,434            $66,381
Portfolio turnover                                                   17%                 6%


1 REFLECTS OPERATIONS FOR THE PERIOD FROM APRIL 14, 1997 (DATE OF INITIAL PUBLIC INVESTMENT) TO JANUARY 31, 2000..

2 BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE.

3 THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME RATIOS SHOWN ABOVE.

4  COMPUTED ON AN ANNUALIZED BASIS.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated January 31, 2000, which can be obtained free of charge.

[Logo of WesMark]
Prospectus
April 30, 2000

A Statement of Additional Information (SAI) dated April 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The annual and semi-annual reports discuss market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual and semi-annual reports and other information without charge call your investment professional or the Fund at 1-800-368-3369.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

WesMark West Virgina Municipal Bond Fund
5800 Corporate Drive

Pittsburgh, PA 15237-7000
Edgewood Services, Inc., Distributor





Investment Company Act File No. 811-7925


Cusip 951025105


G01913-01 (4/99)












[Logo of WesMark]
West Virginia Municipal Bond Fund
[Logo of WesMark Funds]
Prospectus
Dated April 30, 2000

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

A Portfolio of WesMark Funds

A mutual fund seeking current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia. The Fund investsprimarily in securities issued by or on behalf of the State of West Virginia and its political subdivisions, authorities and agencies, and securities issued by other states, territories, and possessions of the United States which are exempt from federal income tax and the income taxes imposed by the State of West Virginia.

SHARES OF THE WESMARK WEST VIRGINIA MUNICIPAL BOND FUND, LIKE SHARES OF ALL MUTUAL FUNDS, ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Fund Goal, Strategies, and Risks                             1
Performance Summary                                          2
What are the Fund's Fees and Expenses?                       3
What are the Principal Securities in Which the Fund Invests? 4
What are the Specific Risks of Investing in the Fund?        6
What do Shares Cost?                                         7
How is the Fund Sold?                                        7
How to Purchase Shares                                       7
How to Redeem and Exchange Shares                            9
Account and Share Information                               10
Who Manages the Fund?                                       11
Financial Information                                       12


april 30, 2000


FUND GOAL, STRATEGIES, AND RISKS

WHAT IS THE FUND'S GOAL?

The Fund's goal (investment objective) is current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund attempts to achieve its investment objective by investing in a professionally managed portfolio consisting primarily of investment grade securities issued by the State of West Virginia and its political subdivisions, agencies, and authorities, and other issuers (such as possessions or territories of the U.S.), the interest of which is exempt from federal and West Virginia income tax ("West Virginia Municipal Securities"). As a matter of fundamental investment policy which may not be changed without shareholder approval, at least 80% of the Fund's net assets will be invested in West Virginia Municipal Securities. For purposes of this policy, the tax- free interest must not be a preference item for purposes of computing the federal alternative minimum tax.

WesBanco Wheeling, the Fund's investment adviser (Adviser), will attempt to minimize market volatility by selecting intermediate term securities (securities with an average maturity generally between five and seven years). The Fund will buy and sell securities to take advantage of opportunities to enhance yield. These transactions may generate capital gains (losses) which have different tax treatment than tax-exempt interest income.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
As with all mutual funds, the Fund's investments are subject to risks that could cause their value to go down. The prices of fixed-rate debt securities change in the opposite direction as interest rates. Therefore, if interest rates increase, the value of the Fund's portfolio securities, and therefore the Fund's shares, may go down. Other factors that may reduce the Fund's returns include defaults, an increase in the risk of defaults on portfolio securities, or early redemptions or "calls". Since the Fund invests primarily in issuers from a single state, the Fund may be subject to additional risks compared to funds that invest in multiple states. West Virginia's economy is heavily dependent upon certain industries, such as coal mining, manufacturing and tourism. Any downturn in these and other industries may adversely affect the economy of the state.

   The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.

   The Fund's shares are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

PERFORMANCE SUMMARY

RISK/RETURN BAR CHART AND TABLE*

[GRAPH]

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S ACTUAL TOTAL RETURN ON A YEARLY BASIS. THE FUND'S SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). THE TOTAL RETURN DISPLAYED ABOVE IS BASED UPON NET ASSET VALUE.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF THE MOST RECENT CALENDAR QUARTER (MARCH 31, 1999) WAS 0.56%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S HIGHEST QUARTERLY RETURN WAS 3.76% (QUARTER ENDED MARCH 31, 1995). ITS LOWEST QUARTERLY RETURN WAS (1.36%) (QUARTER ENDED DECEMBER 31, 1994). THE FOLLOWING TABLE REPRESENTS THE FUND'S AVERAGE ANNUAL TOTAL RETURN AS OF THE YEAR ENDED DECEMBER 31, 1998.

AVERAGE ANNUAL TOTAL RETURN

                       START OF      1 YEAR   5 YEARS

                       PERFORMANCE1

Fund                   5.53%         5.37%    4.66%
LB5GO Index            7.16%         5.84%    5.36%
LIMDFA                 9.99%          7.87%   6.59%

* 1 THE START OF PERFORMANCE DATE FOR THE PREDECESSOR COMMON TRUST FUND WAS DECEMBER 31, 1990.

* THE FUND IS THE SUCCESSOR TO THE PORTFOLIO OF A COMMON TRUST FUND (CTF) MANAGED BY THE ADVISER. AT THE FUND'S COMMENCEMENT OF OPERATIONS, THE CTF'S ASSETS WERE TRANSFERRED TO THE FUND IN EXCHANGE FOR FUND SHARES. THE QUOTED PERFORMANCE DATA INCLUDES PERFORMANCE FOR PERIODS BEFORE THE FUND'S REGISTRATION BECAME EFFECTIVE ON MARCH 12, 1997, AS ADJUSTED TO REFLECT THE FUND'S EXPENSES. THE CTF WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT") AND WAS THEREFORE NOT SUBJECT TO THE RESTRICTIONS UNDER THE 1940 ACT. IF THE CTF HAD BEEN REGISTERED UNDER THE 1940 ACT, THE PERFORMANCE MAY HAVE BEEN ADVERSELY AFFECTED.

THE TABLE SHOWS THE FUND'S TOTAL RETURNS AVERAGED OVER A PERIOD OF YEARS RELATIVE TO LEHMAN BROTHERS 5 YEAR GENERAL OBLIGATION BOND INDEX (LB5GO), A BROAD-BASED MARKET INDEX WHICH MEASURES TOTAL RETURN PERFORMANCE FOR THE MUNICIPAL BOND MARKET ON MUNICIPAL BONDS WITH MATURITIES OF FIVE YEARS AND LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE (LIMDFA), AN AVERAGE OF FUNDS WITH SIMILAR INVESTMENT OBJECTIVES AND INVEST AT LEAST 65% OF ASSETS IN MUNICIPAL DEBT ISSUED IN THE TOP FOUR CREDIT RATINGS. PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE. THIS INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL REWARDS.

WHAT ARE THE FUND'S FEES AND EXPENSES?


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. SHAREHOLDER FEES FEES PAID DIRECTLY FROM YOUR INVESTMENT Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) 3.75% Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption None proceeds, asapplicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a None percentage of offeringprice) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS) Management Fee2 0.60% Distribution (12b-1) Fee3 0.25% Shareholder Services Fee4 0.25% Other Expenses 0.43% Total Annual Fund Operating Expenses 1.53% 1Although not contractually obligated to do so, the adviser, shareholder services agent, and distributor waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year endedJanuary 31, 1999.

Total Waiver of Fund Expenses 0.79% Total Annual Fund Operating Expenses (after waivers) 0.74% 2The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.31% for the year ended January 31, 1999.

3The Fund did not pay or accrue the distribution (12b-1) fee during the year ended January 31, 1999. The Fund has no present intention of paying or accruing the distribution (12b-1) fee during the year ended January 31, 2000.

--------------------------------------------------------------------------------
4The Fund did not pay or accrue the shareholder services fee during the year ended January 31, 1999. The Fund has no present intention of paying or accruing the shareholder services fee during the year ended January 31, 2000.

--------------------------------------------------------------------------------


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses are BEFORE waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR        3 YEARS       5 YEARS        10 YEARS
$519          $822          $1,148         $2,066


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

   A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal and/or state income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to impose property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Special revenue bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest to a limited extent in bonds subject to AMT.

TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

MUNICIPAL LEASES

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

   The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

   Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the issuer's ability to pay interest or principal when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar taxable obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns and tax-free income to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

INTEREST RATE RISKS

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction (such as a repurchase agreement) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

SECTOR RISKS

o Most of the Fund's assets will be invested in issuers in West Virginia. As a result, any adverse economic or political developments affecting the State of West Virginia or its political subdivisions may effect the value of the Fund's securities. In addition, a substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

TAX RISKS

o In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

o Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

o        Income from the Fund may be subject to the AMT.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange shares any day the New York Stock Exchange
(NYSE) and Federal Reserve wire system are open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus the applicable sales charge (public offering price).

   NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

   The required minimum initial investment for Fund shares is $1,000, unless the investment is in an Individual Retirement Account, in which case the minimum initial investment is $500. Subsequent investments must be in amounts of at least $100. These minimums may be waived for purchase by the Trust Division of WesBanco for its fiduciary or custodial accounts and WesBanco employees and members of their immediate family. The Fund may waive the initial minimum investment from time to time. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Trust. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your share transactions.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



SALES CHARGE WHEN YOU PURCHASE

                                           Sales Charge as a          Sales Charge as a
Amount of Investment                       Percentage                 Percentage of NAV
                            of Public Offering Price

Less than $25,000                          3.75%                      3.90%
$25,000 but less than $50,000              3.50%                      3.63%
$50,000 but less than $100,000             3.00%                      3.09%
$100,000 but less than $250,000            2.50%                      2.56%
$250,000 but less than $500,000            1.50%                      1.52%
$500,000 but less than $1,000,000          1.00%                      1.01%
$1,000,000 or greater                      0.00%                      0.00%


Certain investors, including trust customers of WesBanco, are not subject to the sales charge.

THE SALES CHARGE AT PURCHASE WILL BE ELIMINATED WHEN SHARES ARE PURCHASED BY:

o        trust and fiduciary accounts of WesBanco;
o        certain defined benefit/contribution plans;
o employees, directors and officers of WesBanco, Federated Investors and their affiliates, and members of their immediate families;
o        investments made after signing a Letter of Intent;
o        investments of $1,000,000 or more; and
o        exchanges between WesMark Funds

In addition, if your account was opened prior to October 1, 1999, all subsequent purchases will not be subject to the sales charge. Contact WesBanco Securities, Inc. for further information on reducing or eliminating the sales charge.


HOW IS THE FUND SOLD?

Edgewood Services, Inc. (Distributor) markets the shares described in this prospectus to customers of WesBanco Bank Wheeling and its affiliates and institutions or individuals, directly from the Fund or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these shares could pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. The Fund is not currently paying or accruing fees under the Plan.

HOW TO PURCHASE SHARES

You may purchase shares directly from the Fund by calling WesMark Funds Shareholder Services at 1-800-368-3369, through WesBanco Securities, Inc. or through an investment professional. Texas residents must purchase shares of the Fund through the Distributor at 1-888-898-0600. The Fund reserves the right to reject any request to purchase or exchange shares.

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and o Send your payment to the Fund by Federal Reserve wire or check. You will become the owner of Shares and your shares will be priced at the next calculated NAV (plus applicable sales charge) after the Fund receives your payment. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

   An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

To purchase shares by Federal Reserve wire, contact your account officer for wiring instructions. Wire orders will only be accepted on days on which the Fund, WesBanco and the Federal Reserve Banks are open for business.

BY CHECK

Make your check payable to "WesMark West Virginia Municipal Bond Fund", note your account number on the check (for existing shareholders only), and mail it to:

   WesMark Funds Shareholder Services
   WesBanco Bank Wheeling
   One Bank Plaza

   Wheeling, WV 26003

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or the Fund).

THROUGH WESBANCO SECURITIES, INC.
Shares can be purchased through WesBanco Securities, Inc. (WSI) by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your purchase order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) to receive the next calculated NAV (plus applicable sales charge), if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of shares and receive dividends when the Fund receives your payment.

THROUGH AN INVESTMENT PROFESSIONAL

o        Establish an account with the investment professional; and
o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

THROUGH AN EXCHANGE

You may purchase shares through an exchange from another WesMark Fund. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $100.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call the Fund or your investment professional for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange shares:

o    directly from the Fund if you purchased shares directly from the Fund; or

o through an investment professional if you purchased shares through an investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange shares by calling your account officer or WesMark Funds Shareholder Services at 1-800-368-3369 once you have completed the appropriate authorization form for telephone transactions or by calling your account officer. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem or exchange shares by mailing a written request to the Fund.

   You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

   Send requests by mail to:
   WesMark Funds Shareholder Services
   WesBanco Bank Wheeling
   One Bank Plaza

   Wheeling, WV 26003 All requests must include:

o        Fund Name, account number and account registration;
o        amount to be redeemed or exchanged;
o        signatures of all shareholders exactly as registered; and

o IF EXCHANGING, the Fund Name, account number and account registration into which you are exchanging.
Call the Fund or your investment professional if you need special instructions. THROUGH WSI
Shares can be redeemed or exchanged through WSI by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your redemption or exchange order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) to receive the next calculated NAV (plus applicable sales charge), you will receive a redemption amount based on that day's NAV.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record; o your redemption will be sent to an address of record that was changed within the last 30 days; o a redemption is payable to someone other than the shareholder(s) of record; or o IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration. A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form OR AN ACCOUNT SERVICE OPTIONS FORM. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days: o to allow your purchase to clear; o during periods of market volatility; or o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange shares of the Fund into shares of another WesMark Fund. To do this, you must: o ensure that the account registrations are identical; o meet any minimum initial investment requirements; and o receive a prospectus for the fund into which you wish to exchange. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

   The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other WesMark Funds.

SYSTEMATIC WITHDRAWAL/ EXCHANGE PROGRAM

Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must be $10,000. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase shares subject to a sales charge while redeeming shares using this program.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund does not issue share certificates.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares dividends daily and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

   In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

   If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $1,000. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax although a portion of the Fund's dividends may not be exempt. The Fund's dividends will be exempt from West Virginia state personal income tax to the extent they are derived from interest on obligations exempt from West Virginia personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Fund distributions may be subject to AMT. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, WesBanco Bank Wheeling. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is One Bank Plaza, Wheeling, WV 26003.

ADVISER'S BACKGROUND

The Adviser is a wholly owned subsidiary of WesBanco, Inc. (Corporation), a registered bank holding company headquartered in Wheeling, WV. The Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses in West Virginia and Ohio with 59 banking locations. The Adviser is a state chartered bank which offers financial services that include commercial and consumer loans, corporate, institutional and personal trust services, and demand and time deposit accounts. The Adviser employs an experienced staff of professional investment analysts, portfolio managers and traders. The staff manages the bond portfolios of the Corporation and its subsidiaries which include government, corporate, mortgage and municipal securities with a total value of $685 million as of December 31, 1998. In addition, the Adviser provides investment management services to the Trust Department of WesBanco and three other affiliate banks with trust powers. The total assets of the trust departments of the Corporation are valued at $2.8 billion.

THE FUND'S PORTFOLIO MANAGERS ARE:

JEROME B. SCHMITT

Jerome B. Schmitt has been a co-portfolio manager for the Fund since its inception. He has been employed by the Adviser since 1972 and served as Senior Vice President of Trust and Investments from 1991 to 1996, and has been Executive Vice President of Trust and Investments since June 1996. Mr. Schmitt is a Chartered Financial Analyst and received his M.A. in Economics from Ohio University. Mr. Schmitt is responsible for supervising the activities of the Trust and Investment Departments of the Adviser.

DAVID B. ELLWOOD

David B. Ellwood has been a co-portfolio manager for the Fund since its inception. He has been employed by the Adviser since 1982 and has been Vice President--Investments since May 1997. Mr. Ellwood is a Chartered Financial Analyst and received a B.S. degree in Business Administration from Wheeling Jesuit College. Mr. Ellwood is responsible for portfolio management, investment research and assisting in the supervision of the investment activities of the Investment Department.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

   This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.
FINANCIAL HIGHLIGHTS

(For A share outstanding throughout each period)




YEAR ENDED JANUARY 31                                                       2000          1999               1998
1
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $10.30             $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                     0.43               0.35
Net realized and unrealized gain on investments                                           0.12               0.31
   Total from investment operations                                                       0.55               0.66
LESS DISTRIBUTIONS:

Distributions from net investment income                                                 (0.43)             (0.35)
Distributions from net realized gain on investments                                      (0.01)             (0.01)
   Total distributions                                                                   (0.44)             (0.36)
NET ASSET VALUE, END OF PERIOD                                                          $10.41             $10.30
TOTAL RETURN2                                                                             5.46%              6.64%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                                                                  0.74%              0.74%4
Net investment income                                                                     4.20%              4.26%4
Expense waiver/reimbursement3                                                             0.29%              0.30%4
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)                                                $67,434            $66,381
Portfolio turnover                                                                          17%                 6%


1 REFLECTS OPERATIONS FOR THE PERIOD FROM APRIL 14, 1997 (DATE OF INITIAL PUBLIC INVESTMENT) TO JANUARY 31, 2000..

2 BASED ON NET ASSET VALUE, WHICH DOES NOT REFLECT THE SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE.

3 THIS VOLUNTARY EXPENSE DECREASE IS REFLECTED IN BOTH THE EXPENSE AND NET INVESTMENT INCOME RATIOS SHOWN ABOVE.

4  COMPUTED ON AN ANNUALIZED BASIS.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated January 31, 2000, which can be obtained free of charge.

[Logo of WesMark]
Prospectus
April 30, 2000

A Statement of Additional Information (SAI) dated April 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The annual and semi-annual reports discuss market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual and semi-annual reports and other information without charge call your investment professional or the Fund at 1-800-368-3369.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

WesMark West Virgina Municipal Bond Fund
5800 Corporate Drive

Pittsburgh, PA 15237-7000
Edgewood Services, Inc., Distributor





Investment Company Act File No. 811-7925


Cusip 951025105


G01913-01 (4/99)











PART C.         OTHER INFORMATION.

Item 23.          Exhibits:

             (a)   Conformed Copy of Declaration of Trust of the Registrant; (1)
                   (i)     Form of Amendment No. 1 to the Declaration of
                           Trust; (2)
             (b)     Copy of By-Laws of the Registrant; (1)
             (c)     Not applicable;
             (d) Conformed Copy of Investment Advisory Contract of the Registrant; (1)

                    (i) Conformed Copy of Exhibit B to the Investment Advisory Contract; (2)

                    (ii) Conformed  Copy  of  Exhibits  C & D to the  Investment
                         Advisory Contract; (4)

                    (e)  Conformed  Copy  of   Distributor's   Contract  of  the
                         Registrant; (1)

                    (i) Conformed Copy of Exhibit B to the Distributor's Contract; (2)

(ii)     Conformed Copy of Exhibits C & D to the  Distributor's Contract; (4)
(iii)    Conformed Copy of Sales Agreement with   Edgewood Services, Inc.; +
(f)     Not applicable;
(g)     Conformed Copy of Custodian Contract of the Registrant; (1)
          (i)  Conformed Copy of Exhibit 1 to the Custody            Contract
        (Schedule of Fees); (4)
(h)       (i)    Conformed Copy of Agreement for Fund Accounting, Administrative
                 Services, and Transfer Agency Services of the Registrant; (1)
         (ii) Conformed Copy of Schedule A (Fund Accounting Fees) of the Registrant; (4)

(iii)Conformed Copy of Schedule B (Fees and Expenses of Transfer Agency) of the Registrant; (4)




-------------------------------------
+        All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed November 14, 1996 (File Nos. 333-16157 and 811-7925).

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed February 4, 1997 (File Nos. 333-16157 and 811-7925).

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed January 8, 1998 (File Nos. 333-16157 and 811-7925).


(iv) Conformed Copy of Shareholder Services Agreement of the Registrant; (1)

(v) Copy of Amendment No. 1 to Schedule A of the Shareholder Services Agreement; (1)

(vi) Copy of Amendment No. 2 to Schedule A of the Shareholder Services Agreement; (4)

(vii)Conformed Copy of Electronic  Communications  and Recordkeeping  Agreement;
     (2)

  (i) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
  (j)      Conformed Copy of Consent of Independent Auditors; (6)
  (k)      Not applicable;
  (l)      Conformed Copy of Initial Capital Understanding;(2)
  (m)      (i)  Conformed Copy of Distribution Plan; (1)
           (ii) Conformed Copy of Exhibit B to the
           Distribution Plan; (2) (iii)Conformed Copy
           of Exhibits C & D to the Distribution Plan;
           (4)

  (n)      Not applicable;
  (o)      Not applicable;
  (p)      Conformed copy of Powers of Attorney (5)

Item 24.          Persons Controlled by or Under Common Control with Registrant

                  None

Item 25.          Indemnification: (1)
------------------------------------
+        All exhibits have been filed electronically.


1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed November 14, 1996 (File Nos. 333-16157 and 811-7925).

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed February 4, 1997 (File Nos. 333-16157 and 811-7925).

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed September 25, 1997 (File Nos. 333-16157 and 811-7925).

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed January 8, 1998 (File Nos. 333-16157 and 811-7925).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed February 26, 1999 (File Nos. 333-16157 and 811-7925).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 27, 1999 (File Nos. 333-16157 and 811-7925). Item 26. Business and Other Connections of Investment Adviser:

                  For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund - Adviser's Background" in Part A.

                  The principal executive officers and directors of the Trust's Investment Adviser are set forth in the following tables. Unless otherwise noted, the position listed under other Substantial Business, Profession, Vocation, or Employment is with WesBanco Bank Wheeling.





       (1)                                       (2)                                     (3)
                                                                                   Other Substantial

                                          Position with                            Business, Profession,
NAME                                      THE ADVISER                              VOCATION OR EMPLOYMENT

Edward M. George                          Chairman of the                         President and CEO,
                                          Board/Director                          WesBanco, Inc.

Paul M. Limbert                           Vice Chairman
of the Board/Director

Dennis P. Yaeger                          Vice Chairman
of the Board

Kristine N. Molnar                        President, CEO,
and Director

Mari R. Gessler                           Secretary

Donald K. Jebbia                          President, Elm                          Former President and
                                          Grove Branch                            CEO, WesBanco Bank Elm
                                                                                  Grove

David L. Mendenhall                       President - Wetzel/Tyler
                            County Division, WesBanco

                                          Bank Wheeling

Jon M. Rogers                             Executive Vice President,
                             New Martinsville Office

Jerome B. Schmitt                         Executive Vice President,
                              Trusts and Investment

Stephen E. Hannig                         Senior Vice President,
                              Branch Administration

Thomas B. McGaughy                        Senior Vice President,
                                          Assistant Secretary, Trusts

John W. Moore, Jr.                        Senior Vice President,
                                          Human Resources

(1)                                              (2)                                     (3)
                                                                                   Other Substantial

                                          Position with                            Business, Profession,
NAME                                      THE ADVISER                              VOCATION OR EMPLOYMENT

David L. Pell                             Senior Vice President/
                               Senior Loan Officer

Edward G. Sloane, Sr.                     Senior Vice President/MIS

Bernard Easley                            Senior Vice President -
                                          Retail Lending

Lloyd E. Walker, Jr.                      Senior Vice President-
                                          Loans & Assistant Compliance

                            Officer, Elm Grove Branch

Peter W. Jaworski                         Senior Vice President - Credit
                                          Administration

Edward G. Sloane, Jr.                     Senior Vice President and
                                          Controller

Gregory W. Adkins                         Vice President

Paul J. Becka                             Vice President,
                             Information Technology

J. Kevin Diserio                          Vice President

John D. Faulkner                          Vice President

Lawrence P. Finneran                      Vice President/Manager,
                                          Hancock County

Wyatt K. Hoffman                          Vice President - Credit
                                          Quality

W. Taylor McCluskey                       Vice President & Senior
                                          Trust Officer

Kevin D. McFarland                        Vice President

Michael E. Klick                          Vice President - Manager -
                              Consumer Credit Dept.

James G. Thompson                         Vice President - and
                              Assistant Controller

Roanne M. Burech                          Vice President -
                              Branch Administration

David B. Dalzell, Jr.                     Vice President &
                              Senior Trust Officer

(1)                                              (2)                                     (3)
                                                                                   Other Substantial

                                          Position with                            Business, Profession,
NAME                                      THE ADVISER                              VOCATION OR EMPLOYMENT

David B. Ellwood                          Vice President

Patricia A. Lowe                          Vice President - Human Resources

D.       Reeed Burke                      Vice President - Branch Manager,
                               Barnesville Office

Linda Miller                              Vice President, Operations,
                                          McMechen Office

Michael Schwarz                           Vice President - Credit Risk
                                          Management

R. Bruce Bandi                            Assistant Vice President &
                            Senior Trust Officer and

                               Assistant Secretary

Janet D. Campeti                          Assistant Vice President -
                                          Operations

Mary Ruth Cilles                          Assistant Vice President -
                                          Operations

Jeff Grandstaff                           Assistant Vice President -
                                Check Processing

John M. McGee                             Assistant Vice President -
                                          Assistant Manager - Consumer
                                          Credit Dept.

Thomas A. Medovic                         Assistant Vice President

W.       Terrence Naughton                Assistant Vice President -
                               Technology Services

Cynthia M. Perring                        Assistant Vice President &
                              Senior Trust Officer

Robert F. Pretulovich                     Assistant Vice President/
                                          Branch Manager, Weirton Main
                                          Street Office

Matthew W. Pribus                         Assistant Vice President -
                                          Operations

Frederick J. Quinn                        Assistant Vice President/
                               Loans, Weirton Main

                                          Street Office

George P. Schramm                         Assistant Vice President
(1)                                              (2)                                     (3)
                                                                                   Other Substantial

                                          Position with                            Business, Profession,
NAME                                      THE ADVISER                              VOCATION OR EMPLOYMENT

Gregory Shirak                            Assistant Vice President/Branch

                            Manager - Woodsfield and

                               Barnesville Offices

Roger E. Winters                          Assistant Vice President &
                              Senior Trust Officer

Judith M. Yaeger                          Assistant Vice President -
                                          Steelton Office


James E. Altmeyer                         Director                                President, Altmeyer
Funeral Homes, Inc.

Ray A. Byrd                               Director                                Partner, Schrader,
Byrd & Companion                                                                                 PLLC

Fred T. Chambers                          Director                                Funeral Director,
Chambers and James                                                                               Funeral Homes

D. Duane Cummins, Ph.D.                   Director                                President, Bethany
                                                                                  College

Donald R. Donell                          Director                                President, Starvaggi
Industries, Inc.

James C. Gardill                          Director                                Chairman of the Board,
                                                                                  WesBanco, Inc.;
Partner, Phillips,                                                                               Gardill, Kaiser &
Altmeyer

Thomas M. Hazlett                         Director                                Partner,       Harper &
Hazlett

James D. Hesse                            Director                                President and CEO,
Wheeling-Nisshin, Inc.

Roland L. Hobbs                           Director                                Chairman, Wheeling Park
Commission; Former                                                                               Chairman, President
and                                                                               CEO, WesBanco, Inc.

John M. Karras                            Director                                President, Karras
Painting Company, Inc.

(1)                                       (2)                                     (3)
                                                                                   Other Substantial

                                          Position with                            Business, Profession,
NAME                                      THE ADVISER                              VOCATION OR EMPLOYMENT

James B. Kepner                           Director                                Vice President, Kepner
                                                                                  Funeral Homes, Inc.

David L. Mendenhall                       Director                                President, Wetzel/Tyler
                                                                                  County Division,
WesBanco Bank Wheeling

George M. Molnar                          Director                                Retired; Formerly,
President, Weirton                                                                               Office, WesBanco
Bank                                                                                             Wheeling

Rizal V. Pangilinan                       Director                                Ophthalmologist

F.M. Dean Rohrig                          Director                                Lawyer

C. Jack Savage                            Director                                President, Savage
                                                                                  Construction Company

James G. Squibb, Jr.                      Director                                President and General
                                                                                  Manager, WTRF-TV

Joan C. Stamp                             Director

Carter W. Strauss                         Director                                President, Strauss
Industries, Inc.

Gary E. West                              Director                                Chairman, Valley
National Gases, Inc.

William E. Witschey                       Director                                President, Witschey's
                                                                                  Market, Inc.

John E. Wright, III                       Director                                Retired President and
COO, Wheeling-Nisshin,                                                            Inc.
ITEM 27.  PRINCIPAL UNDERWRITERS:

     (a)  Edgewood Services,  Inc. the Distributor for shares of the Registrant, acts as principal  underwriter for the following  open-end  investment companies, including the Registrant: Excelsior Funds, Excelsior Funds,
          Inc.,  (formerly,  UST Master Funds,  Inc.),  Excelsior  Institutional
          Trust,   Excelsior  Tax-Exempt  Funds,  Inc.  (formerly,   UST  Master
          Tax-Exempt  Funds,  Inc.), FTI Funds,  FundManager  Portfolios,  Great
          Plains  Funds,  Old  Westbury  Funds,   Inc.,  The  Riverfront  Funds,
          Robertsons Stephens Investment Trust, WesMark Funds, WCT Funds.

                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 BUSINESS ADDRESS                             WITH DISTRIBUTOR                            WITH REGISTRANT
------------------                         ------------------------                      ----------------
Lawrence Caracciolo                        Director, President,                                  --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry                           Director,                                             --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue                     Director,                                             --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Christine Johnson                          Vice President,                                       --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ernest L. Linane                           Vice President,                                       --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue                          Treasurer,
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III                         Assistant Treasurer,                                  --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Timothy S. Johnson                         Secretary,                                            --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Victor R. Siclari                          Assistant Secretary,                                  --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

                  (c) Not applicable

Item 28.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                     Federated Investors Tower
                                               1001 Liberty Avenue
                                               Pittsburgh, PA  15222-3779

Federated Shareholder                          P.O. Box 8600
Services Company("Transfer Agent,              Boston, MA  02266-8600
Dividend Agent and Dividend
dispersing Agent")

Federated Administrative Services              Federated Investors Tower
("Administrator")                              1001 Liberty Avenue
                                               Pittsburgh, PA  15222-3779

WesBanco Bank Wheeling                         One Bank Plaza
("Adviser" and "Custodian")                    Wheeling, WV 26003

Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, WESMARK FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22nd day of February, 2000.

                                  WESMARK FUNDS

                           BY: /s/ C. Todd Gibson
                           C. Todd Gibson, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           February 22, 2000

      Pursuant to the requirements of the Securities Act of 1933, Registration Statement has been signed below by the following person in the capacity and on the date indicated:





      NAME                                           TITLE                                       DATE
      ----                                           -----                                       ----

By:   /s/ C. Todd Gibson

      C. Todd Gibson                              Attorney In Fact                      February 22, 2000
      ASSISTANT SECRETARY                         For the Persons
                                                  Listed Below

      NAME                                           TITLE

John F. Donahue*                                  Chairman and Trustee
                                                  (Chief Executive Officer)

Edward C. Gonzales*                               President and Treasurer
                                                  (Principal Financial and
                                                  Accounting Officer)

J.       Christopher Donahue*                     Executive Vice President and Trustee

John W McGonigle*                                 Executive Vice President and Secretary

Richard B. Fisher                                 Vice President

Thomas G. Bigley*                                 Trustee

Nicholas P. Constantakis*                         Trustee

John T. Conroy, Jr.*                              Trustee

John F. Cunningham*                               Trustee

Lawrence D. Ellis, M.D.*                          Trustee

Peter E. Madden*                                  Trustee

Charles F. Mansfield, Jr.*                        Trustee

John E. Murray, Jr.*                              Trustee

Marjorie P. Smuts*                                Trustee

John S. Walsh*                                    Trustee

* By Power of Attorney

